THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
ARGENTINA — 0.1%
Arcos Dorados Holdings, Cl A	21,645	$166,017
MercadoLibre *	440	291,720
Ternium ADR	1,900	39,767
		497,504
AUSTRALIA — 1.4%
Alliance Aviation Services, Cl A	46,400	80,642
Amcor	4,047	42,431
Aristocrat Leisure	3,353	79,753
AusNet Services	114,756	135,306
Aventus Group ‡	72,300	144,632
Brambles	10,001	83,506
Caltex Australia	4,366	99,376
Coca-Cola Amatil	18,534	146,837
Coles Group	14,544	159,502
Commonwealth Bank of Australia	2,890	163,004
CSL	1,749	359,150
Dexus ‡	8,112	68,633
Goodman Group ‡	32,740	325,101
GPT Group ‡	16,526	65,953
Harvey Norman Holdings	20,711	58,118
Inghams Group	236,200	554,947
Macquarie Group	4,430	423,655
Megaport *	25,900	190,653
Metcash	56,000	96,846
Mineral Resources	83,373	938,998
Mirvac Group ‡	43,684	98,359
Money3	53,800	88,347
New Hope	39,700	49,340
Newcrest Mining	4,891	98,050
NEXTDC *	29,807	149,592
Oil Search	11,945	56,921
Qantas Airways	43,547	184,747
Regis Resources	32,700	99,471
Rio Tinto	1,440	93,139
Sandfire Resources	16,200	59,398
Santos	75,468	429,794
Scentre Group ‡	12,704	32,523
Sydney Airport	11,526	64,229
Telstra	96,443	246,049
Transurban Group	8,497	88,894
Vita Group	82,500	65,445
Washington H Soul Pattinson	1,196	17,090
Wesfarmers	6,223	186,513
Westpac Banking	4,949	82,317
Woodside Petroleum	4,673	107,064
		6,514,325

COMMON STOCK (continued)
	Shares	Value
AUSTRIA — 0.1%
ams	795	$32,373
Erste Group Bank	653	23,944
Immobilien Anlagen	1,432	63,014
Oesterreichische Post	520	19,835
OMV	355	17,692
Telekom Austria, Cl A	3,688	29,620
Verbund	816	43,087
Vienna Insurance Group Wiener Versicherung Gruppe	4,200	113,677
Wienerberger	838	23,808
		367,050
BELGIUM — 0.2%
Ageas	829	45,663
Anheuser-Busch InBev	1,257	94,640
Ascencio ‡	1,200	73,464
Barco	827	205,409
Euronav	7,620	76,090
EVS Broadcast Equipment	4,600	103,919
Proximus SADP	3,847	109,340
Sofina	281	64,253
Solvay	952	98,749
UCB	1,389	128,006
		999,533
BERMUDA — 0.4%
Teekay LNG Partners LP (A)	166,538	2,140,013

BRAZIL — 0.8%
Ambev ADR	16,300	67,808
Atacadao	4,900	25,904
Azul ADR *	3,631	150,686
Banco BTG Pactual	4,200	72,985
Banco do Brasil	8,640	97,444
BB Seguridade Participacoes	4,600	37,379
BR Malls Participacoes	63,834	275,303
Cielo	52,021	86,123
Cosan	7,922	147,708
EQUATORIAL PARA DISTRIBUIDORA	9,700	11,053
IRB Brasil Resseguros S	11,600	119,884
JBS	93,700	603,210
Localiza Rent a Car	22,155	275,062
Lojas Renner	14,166	190,629
Magazine Luiza	2,100	27,362
Notre Dame Intermedica Participacoes	6,953	112,999
Petrobras Distribuidora	8,400	56,567
Petroleo Brasileiro ADR	41,502	585,593
Porto Seguro	2,800	43,472
Raia Drogasil	7,023	203,002
Rumo *	23,075	124,896

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
BRAZIL (continued)
Sul America	22,247	$326,230
Suzano	4,276	39,479
Ultrapar Participacoes	8,200	48,385
Vale	11,600	136,461
Vale ADR, Cl B	7,877	92,397
		3,958,021
CANADA — 1.9%
Agnico Eagle Mines	1,814	112,124
Air Canada, Cl B *	2,800	93,792
Algonquin Power & Utilities	4,700	71,953
Atco, Cl I	1,300	50,707
Bank of Nova Scotia	12,000	655,403
Barrick Gold	5,459	101,101
Bausch Health *	34,664	951,073
BCE	3,897	183,631
Boardwalk ‡	7,012	250,194
CAE	10,036	297,652
Canadian Apartment Properties ‡	1,800	76,983
Canadian Imperial Bank of Commerce	1,800	146,785
Canadian National Railway	2,487	232,407
Canadian Tire, Cl A	600	64,348
Canopy Growth *	6,500	146,365
CCL Industries, Cl B	1,964	82,825
CGI, Cl A *	5,000	382,840
Choice Properties Real Estate Investment Trust ‡	16,277	179,817
Cogeco	2,100	147,130
Constellation Software	268	281,700
Dollarama	3,000	102,214
ECN Capital	21,900	92,670
Emera	3,000	133,656
Empire	6,744	156,446
Enbridge	8,358	339,920
Fairfax Financial Holdings	200	89,492
First Capital Real Estate Investment Trust ‡	2,624	42,967
Fortis	3,164	137,997
Franco-Nevada	1,000	113,669
Genworth MI Canada	3,800	167,689
Gildan Activewear	4,089	113,302
Hardwoods Distribution	8,800	108,055
Hydro One	6,840	139,033
iA Financial	1,400	77,046
Kelt Exploration *	41,440	118,990
Kinaxis *	1,901	157,837
Kinross Gold *	26,437	134,043
Lululemon Athletica *	300	71,817
MCAN Mortgage	5,700	71,283
Methanex	1,600	51,878

COMMON STOCK (continued)
	Shares	Value
CANADA (continued)
Morneau Shepell	6,860	$179,561
Newmont Goldcorp	1,344	60,457
Open Text	2,442	109,903
Parkland Fuel	7,478	260,210
Pembina Pipeline	2,300	88,079
Quebecor, Cl B	7,700	191,075
Restaurant Brands International	2,600	158,625
RioCan ‡	3,700	75,935
Saputo	4,400	135,185
Teck Resources, Cl B	31,300	404,436
TFI International	2,200	70,452
Thomson Reuters	1,000	80,391
Waste Connections	1,310	126,258
Wheaton Precious Metals	4,508	132,712
		9,002,113
CHILE — 0.1%
Antofagasta	5,378	57,970
Banco de Chile	248,189	24,438
Cia Cervecerias Unidas ADR	7	125
Empresas CMPC	13,036	29,890
Empresas COPEC	2,752	24,552
Enel Americas	566,992	111,726
Enel Generacion Chile ADR	78	1,014
Latam Airlines Group	4,830	40,122
Multiexport Foods	7,909	3,508
Sigdo Koppers	2,263	2,820
		296,165
CHINA — 5.8%
Agricultural Bank of China, Cl H	535,000	205,701
Alibaba Group Holding ADR *	35,141	7,259,779
Anhui Conch Cement, Cl H	195,000	1,237,973
Baidu ADR *	1,333	164,705
Bank of China, Cl H	1,366,000	527,061
Bank of Communications, Cl H	51,000	32,510
Baoye Group, Cl H (B)	30,000	16,674
Bluefocus Intelligent Communications Group, Cl A	68,500	59,261
BYD Electronic International	460,500	888,231
CGN Power, Cl H	264,000	64,721
China Communications Services, Cl H	996,000	669,143
China Construction Bank, Cl H	762,000	574,627
China Medical System Holdings	630,000	837,302
China Merchants Bank, Cl A	50,100	251,769
China Merchants Bank, Cl H	30,185	144,778
China Mobile	28,000	229,184
China Railway Group, Cl H	1,226,000	670,045

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
China Resources Beer Holdings	38,000	$175,810
China Telecom, Cl H	504,000	196,203
China United Network Communications, Cl A	266,200	209,340
Chinese Universe Publishing and Media Group, Cl A	2,200	4,454
Chongqing Rural Commercial Bank, Cl H	1,109,000	507,853
CNOOC	184,000	276,564
Country Garden Holdings	261,989	328,251
CRRC	100,000	65,757
Datang International Power Generation, Cl H	214,000	37,213
Dongfeng Motor Group, Cl H	70,000	52,064
Foshan Haitian Flavouring & Food, Cl A	7,943	119,682
Fujian Sunner Development, Cl A	1,300	3,838
GDS Holdings ADR *	36,863	1,906,186
Greenland Holdings, Cl A	86,077	78,579
Hangzhou Robam Appliances, Cl A	31,102	142,011
Hopefluent Group Holdings	69,762	14,910
Hunan Valin Steel, Cl A *	29,500	18,288
Industrial & Commercial Bank of China, Cl H	1,013,000	669,483
JD.com ADR *	8,562	322,702
Jiangsu Hengrui Medicine, Cl A	14,800	182,844
Jiangxi Copper, Cl H	65,000	76,420
Leju Holdings ADR *	15,266	24,627
Li Ning	177,722	519,110
NetEase ADR	1,538	493,329
New Oriental Education & Technology Group ADR *	2,024	246,017
PetroChina, Cl H	527,092	231,398
Ping An Insurance Group of China, Cl A	44,200	501,159
Ping An Insurance Group of China, Cl H	46,197	518,163
Powerlong Real Estate Holdings	130,000	70,984
RiseSun Real Estate Development, Cl A	6,072	7,668
Sany Heavy Industry, Cl A	76,600	171,095
Shenzhou International Group Holdings	17,754	233,745
Shimao Property Holdings	45,500	145,805
Sihuan Pharmaceutical Holdings Group	508,000	57,384
Sinopec Shanghai Petrochemical, Cl H	222,000	56,235
Sinopharm Group, Cl H	22,000	71,235

COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Sunac China Holdings	42,339	$202,902
TAL Education Group ADR *	1,900	94,810
Tencent Holdings	80,332	3,812,825
Vipshop Holdings ADR *	15,817	201,350
Want Want China Holdings	133,000	108,610
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	30,800	139,103
Wuliangye Yibin, Cl A	8,364	146,537
XCMG Construction Machinery, Cl A	265,100	194,176
Yantai Jereh Oilfield Services Group, Cl A	29,205	148,282
ZTO Express Cayman ADR	6,761	146,849
		27,765,314
COLOMBIA — 0.0%
Bancolombia ADR	2,671	140,147
Ecopetrol ADR	1,738	32,153
		172,300
DENMARK — 0.7%
Carlsberg, Cl B	1,015	148,476
Chr Hansen Holding	1,064	79,274
Dfds	3,114	130,816
DSV PANALPINA	607	66,002
GN Store Nord	1,883	93,579
ISS	981	23,809
Netcompany Group *	1,860	84,416
Novo Nordisk, Cl B	2,916	178,397
Novozymes, Cl B	2,359	123,048
Orsted	1,485	162,126
Pandora	1,327	68,618
Royal Unibrew	2,453	233,503
Sydbank	2,800	60,944
Tryg	4,436	134,474
Vestas Wind Systems	16,750	1,664,482
		3,251,964
EGYPT — 0.0%
Al Baraka Bank Egypt (B)	26,891	18,244
Commercial International Bank Egypt SAE	32,244	173,473
Faisal Islamic Bank of Egypt	32,229	29,961
		221,678
FINLAND — 0.3%
Cargotec, Cl B	2,000	74,019
Elisa	1,505	90,448
Fortum	2,804	67,860
Huhtamaki	5,173	229,822
Kesko, Cl B	1,860	125,665
Kone, Cl B	1,256	81,048
Neste	4,722	187,714

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
FINLAND (continued)
Nokia	16,209	$63,169
Nordea Bank Abp	5,559	43,771
Orion, Cl B	1,821	85,999
Tokmanni Group	8,753	126,907
UPM-Kymmene	1,082	34,057
		1,210,479
FRANCE — 2.8%
Air France-KLM *	5,000	46,331
Air Liquide	3,954	571,738
Airbus	16,370	2,410,370
Arkema	9,100	833,653
Atos	5,866	486,852
AXA	48,986	1,302,854
Cie des Alpes	3,400	113,421
CNP Assurances	3,431	61,816
Coface	18,471	227,985
Danone	1,762	141,100
Dassault Systemes	1,652	286,172
Derichebourg	15,800	57,294
Edenred	1,667	90,018
Eiffage	3,071	355,690
Electricite de France	3,777	46,650
Engie	18,541	318,867
EssilorLuxottica	2,426	359,761
Hermes International	1,944	1,453,216
JCDecaux	2,948	78,735
Kaufman & Broad	2,600	110,155
LVMH Moet Hennessy Louis Vuitton	352	153,557
Orange	27,548	390,249
Pernod Ricard	3,300	572,819
Peugeot	47,990	982,788
Prodware	8,000	62,091
Sanofi	8,142	782,269
Teleperformance	638	159,972
TOTAL	9,443	461,551
Ubisoft Entertainment *	1,308	99,441
Unibail-Rodamco-Westfield ‡	2,317	315,042
Veolia Environnement	3,964	116,972
Virbac *	732	179,106
		13,628,535
GERMANY — 2.6%
Aareal Bank	1,800	58,900
adidas	1,471	465,204
Allianz	5,082	1,214,987
Aroundtown	195,985	1,852,409
Ascendis Pharma ADR *	658	88,896
BASF	2,933	197,927
Befesa	3,531	136,669
Beiersdorf	844	95,816

COMMON STOCK (continued)
	Shares	Value
GERMANY (continued)
CENTROTEC Sustainable	6,200	$94,547
CropEnergies	10,900	121,886
Daimler	18,400	849,354
Deutsche Boerse	683	110,932
Deutsche Lufthansa	2,028	31,022
Deutsche Telekom	23,561	381,532
Deutsche Wohnen	4,607	194,722
Dialog Semiconductor *	5,980	263,349
Duerr	3,919	117,187
Freenet	5,500	122,084
Fresenius & KGaA	2,570	131,282
Hamburger Hafen und Logistik	3,300	81,280
Henkel & KGaA	2,780	256,515
Hornbach Holding & KGaA	1,227	77,611
Innogy	3,392	162,994
Merk	852	109,056
MTU Aero Engines	183	55,665
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	242	71,433
Mutares & KGaA	2,600	36,036
Puma	2,231	179,445
QIAGEN *	2,399	80,701
Rheinmetall	734	78,659
RWE	5,183	180,032
SAP	21,574	2,807,202
Scout24	3,008	207,223
Siemens	1,834	226,435
Symrise, Cl A	1,082	111,134
TAG Immobilien	6,971	183,536
TeamViewer *	8,219	294,504
Wirecard	5,791	854,172
Wuestenrot & Wuerttembergische	3,300	70,061
		12,652,399
GREECE — 0.1%
FF Group * (B)(C)(D)	6,400	—
Hellenic Telecommunications Organization	11,388	169,863
Hellenic Telecommunications Organization ADR	1,426	10,748
Motor Oil Hellas Corinth Refineries	4,400	93,565
OPAP	7,519	93,485
		367,661
HONG KONG — 2.3%
AAC Technologies Holdings	18,500	129,338
AIA Group	45,470	446,753
ANTA Sports Products	15,000	130,651
ASM Pacific Technology	7,400	99,831

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
HONG KONG (continued)
Beijing Chunlizhengda Medical Instruments, Cl H	9,208	$65,757
Brightoil Petroleum Holdings * (B)(C)(D)	139,000	26,846
Changshouhua Food (B)	12,000	4,177
Chaowei Power Holdings	28,000	9,256
China Aoyuan Group	36,000	47,945
China Hongqiao Group	74,000	36,308
China Huishan Dairy Holdings * (B)(C)(D)	166,000	—
China International Capital, Cl H	67,956	117,318
China Overseas Land & Investment	18,000	57,572
China Resources Cement Holdings	215,782	241,200
China Resources Gas Group	30,000	158,387
China Resources Power Holdings	70,000	93,891
China SCE Group Holdings	264,000	138,213
China Vanke, Cl H	20,600	72,064
CIMC Enric Holdings	143,256	73,266
CLP Holdings	7,000	72,729
Country Garden Services Holdings	39,904	128,755
CSPC Pharmaceutical Group	92,000	201,735
CT Environmental Group * (B)(C)(D)	250,000	5,472
Dali Foods Group	58,500	41,459
Dawnrays Pharmaceutical Holdings	407,000	75,986
Far East Horizon	62,000	54,541
Fullshare Holdings	117,500	2,309
Galaxy Entertainment Group	126,655	823,399
Guangdong Investment	72,000	146,068
Guangnan Holdings	268,000	24,889
Guangzhou Automobile Group, Cl H	54,800	54,799
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	70,494
Guangzhou R&F Properties	40,000	60,310
Haier Electronics Group	33,000	99,011
Hang Seng Bank	3,800	76,461
Henderson Land Development	12,008	53,716
HK Electric Investments & HK Electric Investments	39,000	38,936
HKT Trust & HKT	92,000	137,242
Holly Futures, Cl H (B)	37,000	5,387
Hong Kong & China Gas	93,709	178,678
Hongkong Land Holdings	6,800	36,064

COMMON STOCK (continued)
	Shares	Value
HONG KONG (continued)
Hua Han Health Industry Holdings *(C)(D)	564,000	$—
Jardine Matheson Holdings	700	38,883
Jiangsu Expressway, Cl H	44,000	54,974
Kerry Properties	17,500	48,542
Kingboard Holdings	16,500	43,351
Kunlun Energy	126,000	98,064
Lee & Man Paper Manufacturing	74,000	51,095
Lenovo Group	172,000	111,654
Link ‡	9,500	95,808
Longfor Group Holdings	39,500	165,806
Longfor Group Holdings ADR	296	12,514
Luzheng Futures, Cl H	136,000	12,501
Meituan Dianping, Cl B *	10,934	138,267
MGM China Holdings	857,044	1,192,747
Modern Land China (B)	162,000	22,889
MTR	38,079	212,696
New World Development	1,025,925	1,271,990
Nine Dragons Paper Holdings	624,000	589,460
NWS Holdings	27,000	34,640
Pacific Online	19,604	3,941
Pan Asia Environmental Protection Group * (B)	404,000	42,134
Ping An Healthcare and Technology *	25,928	221,630
Shangri-La Asia	58,000	53,241
Springland International Holdings (B)	17,000	4,888
Sunny Optical Technology Group	17,100	271,611
Superb Summit International Group * (B)(C)(D)	75,000	—
Swire Properties	17,800	55,103
Techtronic Industries	46,862	373,553
Tianyun International Holdings	489,000	57,987
Time Watch Investments (B)	140,000	15,322
Town Health International Medical Group (B)(C)(D)	1,086,000	—
WH Group	839,500	790,446
Wharf Real Estate Investment	13,000	67,000
Wuxi Biologics Cayman *	19,771	250,704
Xiaomi, Cl B *	128,200	188,265
Yue Yuen Industrial Holdings	19,000	52,644
Yuzhou Properties	417,000	192,608
Zhong An Group *	163,000	4,664
		11,178,835
HUNGARY — 0.2%
Magyar Telekom Telecommunications	55,700	83,028

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
HUNGARY (continued)
Magyar Telekom Telecommunications ADR	3,208	$24,477
OTP Bank Nyrt	13,337	617,827
		725,332
INDIA — 1.5%
Ambuja Cements	16,467	47,124
Ashok Leyland	38,492	44,021
Asian Paints	3,154	79,396
Bajaj Auto	1,435	63,854
Bharti Airtel *	18,460	128,547
Bharti Infratel	16,963	59,101
Biocon	12,000	49,443
CESC Ventures *	1,014	4,841
Cipla	10,643	66,575
Dabur India	12,231	84,975
eClerx Services	299	2,651
GAIL India	1,304	2,200
Garden Reach Shipbuilders & Engineers	41,021	122,174
GHCL	20,200	52,717
Gujarat Industries Power	46,615	52,176
HCL Technologies	7,162	59,423
HDFC Bank ADR	5,821	333,427
Hero MotoCorp	1,088	38,066
Hinduja Global Solutions	6,810	64,240
Housing Development Finance	7,698	260,061
ICICI Bank ADR	28,984	422,587
ICICI Lombard General Insurance	8,415	155,649
Indraprastha Gas	7,883	56,058
IndusInd Bank	3,140	55,284
Info Edge India	3,759	150,297
Infosys ADR	13,920	152,563
InterGlobe Aviation	3,998	77,413
ION Exchange India	2,518	33,596
IRB Infrastructure Developers *	81,000	120,193
JSW Steel	6,672	23,331
Kotak Mahindra Bank	12,131	287,070
Larsen & Toubro	7,119	136,283
Mahindra & Mahindra	3,726	29,562
Maruti Suzuki India	681	65,816
Nandan Denim	75,791	32,979
Nestle India	903	194,250
NHPC	443,670	152,480
NIIT	2,224	3,056
Nucleus Software Exports	22,500	95,416
Oil India	51,808	94,161
Oracle Financial Services Software	1,104	45,494

COMMON STOCK (continued)
	Shares	Value
INDIA (continued)
PDS Multinational Fashions *	4,540	$19,946
Power Finance *	87,063	142,021
Power Grid Corp of India	47,177	123,650
Redington India	26,749	42,921
Reliance Industries	116,353	2,303,667
Tech Mahindra	13,942	155,794
UltraTech Cement	1,100	67,987
United Spirits *	7,520	65,218
UPL	4,482	33,085
Venky's India	94	2,208
Wipro	33,218	110,382
WNS Holdings ADR *	3,294	235,060
		7,300,489
INDONESIA — 0.3%
Adaro Energy	758,600	67,387
Astra International	126,900	58,529
Bank Central Asia	251,948	595,219
Bank Rakyat Indonesia Persero	392,572	127,165
Bank Tabungan Pensiunan Nasional Syariah *	77,690	25,039
Bumi Serpong Damai *	736,900	59,581
Hanjaya Mandala Sampoerna	96,500	14,535
Indofood Sukses Makmur	112,700	64,338
Jaya Bersama Indo *	80,605	7,161
Kalbe Farma	286,200	29,819
Lippo Cikarang *	737,715	39,945
Mandala Multifinance (B)	460,101	42,105
Mitra Pinasthika Mustika	573,500	25,790
Perusahaan Gas Negara	1,113,700	138,213
Samindo Resources TBK	446,925	38,747
Saratoga Investama Sedaya	6,055	1,593
Telekomunikasi Indonesia Persero	221,067	61,290
Unilever Indonesia	25,000	14,558
United Tractors	24,400	34,118
		1,445,132
IRELAND — 0.8%
Accenture, Cl A	2,052	421,091
Bank of Ireland Group	6,664	32,434
CRH PLC	1,259	47,191
Dalata Hotel Group	18,900	95,542
Eaton	1,000	94,470
Experian	3,030	105,254
Flutter Entertainment	364	41,227
Icon *	650	109,603
James Hardie Industries	4,582	95,898
Kerry Group, Cl A	792	101,338
Ryanair Holdings ADR *	19,384	1,678,848

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
IRELAND (continued)
Seagate Technology	15,600	$889,044
		3,711,940
ISRAEL — 0.3%
Bezeq The Israeli Telecommunication	49,785	38,663
Check Point Software Technologies *	400	45,724
Elbit Systems	638	97,734
International Flavors & Fragrances	917	119,858
Israel Chemicals	10,284	43,560
Israel Discount Bank, Cl A	179,926	819,095
Mehadrin *	1	29
Melisron	700	45,978
Mizrahi Tefahot Bank	2,005	54,721
Nice ADR *	1,049	180,743
Paz Oil	324	39,325
Phoenix Holdings	11,300	62,031
Teva Pharmaceutical Industries ADR *	4,777	49,681
		1,597,142
ITALY — 1.2%
ACEA	4,000	93,219
Amplifon	4,616	131,240
ASTM	2,500	73,031
Atlantia	93,032	2,273,376
Autogrill	16,388	159,143
Davide Campari-Milano	12,627	122,202
DiaSorin	1,580	194,157
El.En.	600	18,934
Enel	156,606	1,363,358
Eni	9,797	137,665
Ferrari	602	101,706
FNM	70,000	57,292
Intesa Sanpaolo	33,239	82,608
Iren	46,300	154,501
Leonardo	29,951	370,652
Mediobanca Banca di Credito Finanziario	4,445	44,378
Moncler	1,756	76,140
Piaggio & C	37,889	103,577
		5,557,179
JAPAN — 5.3%
Activia Properties ‡	8	42,560
ADEKA	1,400	20,172
Aichi Steel	3,500	112,292
Aiphone	4,800	74,780
Air Water	3,500	48,013
Aisan Industry	7,800	50,454
Ajinomoto	4,200	69,344
ANA Holdings	1,700	53,190

COMMON STOCK (continued)
	Shares	Value
JAPAN (continued)
Araya Industrial	4,000	$52,589
Asahi Group Holdings	10,600	493,338
Asahi Kasei	13,000	133,264
Asanuma	2,600	111,870
ASKUL	3,916	128,061
Astellas Pharma	6,055	107,397
Bridgestone	2,900	102,702
Calbee	2,600	85,113
Canon	1,400	36,698
Central Japan Railway	300	58,937
Chugai Pharmaceutical	1,305	133,881
Chugoku Electric Power	7,300	96,331
CKD	7,873	125,176
Cosmo Energy Holdings	14,100	269,345
Daicel	2,200	20,786
Daiwa House Investment, Cl A ‡	20	53,383
East Japan Railway	1,000	88,417
Eco's	3,100	48,143
Eisai	874	66,064
FALCO HOLDINGS	1,500	28,507
FJ Next	9,100	101,708
Fuji	6,400	100,397
FUJIFILM Holdings	10,900	542,258
Fujitec	8,000	130,198
Fujitsu	6,400	680,586
Furuno Electric	7,400	72,681
GLP J-Reit ‡	41	55,061
Grandy House	13,900	62,865
Gunma Bank	27,900	89,843
Harmonic Drive Systems	3,865	172,585
Hisamitsu Pharmaceutical	700	35,373
Hitachi High-Technologies	2,000	143,653
Hokko Chemical Industry	18,700	105,784
Idemitsu Kosan	3,676	90,355
ITOCHU	103,900	2,430,347
Japan Aviation Electronics Industry	6,400	113,535
Japan Exchange Group	3,800	68,321
Japan Post Holdings	4,000	36,366
Japan Prime Realty Investment ‡	14	64,873
Japan Real Estate Investment ‡	10	72,966
Japan Retail Fund Investment ‡	19	40,621
JSR	2,800	50,119
JTEKT	10,800	114,614
JXTG Holdings	34,250	144,514
Kaga Electronics	2,500	51,752
Kaneka	5,400	165,930

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
JAPAN (continued)
Kao	2,300	$183,795
KDDI	28,234	846,245
Keio	1,039	59,549
Kewpie	4,500	93,814
Keyence	1,071	359,150
Kitagawa	3,700	74,204
Kitano Construction	2,400	55,271
Kobe Bussan	3,070	118,415
Konami Holdings	800	31,034
Kuraray	1,400	16,832
Lasertec	2,724	134,066
M&A Capital Partners *	298	9,374
M3	2,900	84,330
Makino Milling Machine	2,400	89,753
Makita	2,600	100,806
Maruichi Steel Tube	800	22,161
MEIJI Holdings	1,100	77,547
MINEBEA MITSUMI	7,518	147,061
Mitsui	29,448	524,338
Mizuho Financial Group	646,000	954,815
Mizuho Leasing	2,200	65,593
Mory Industries	3,000	71,356
MS&AD Insurance Group Holdings	2,200	73,045
NEC	16,200	724,010
NH Foods	1,800	79,252
Nichias	4,236	101,112
Nidec	400	50,432
Nihon Unisys	4,181	127,613
Nintendo	200	73,981
Nippon Building Fund ‡	10	81,028
Nippon Prologis ‡	30	86,269
Nippon Telegraph & Telephone	77,200	1,966,626
Nishi-Nippon Financial Holdings	5,800	38,239
Nissan Chemical	2,200	91,057
Nissin Electric	11,500	137,423
Nissin Foods Holdings	900	67,478
Nitto Fuji Flour Milling	1,300	76,259
Nomura Real Estate Holdings	4,900	120,836
Nomura Real Estate Master Fund ‡	52	91,447
Nomura Research Institute	4,290	94,918
NTT Data	5,000	70,593
NTT DOCOMO	6,498	184,706
Obic	500	68,124
Olympus	40,800	661,005
Ono Pharmaceutical	5,000	115,210
Oriental Land	700	91,356
Orix JREIT ‡	37	78,220

COMMON STOCK (continued)
	Shares	Value
JAPAN (continued)
Osaka Gas	7,300	$123,641
Otsuka Holdings	1,061	47,244
Paltac	1,276	60,051
Raysum	6,200	55,485
Recruit Holdings	3,000	117,161
Resona Holdings	219,000	904,012
Ricoh	5,700	65,017
Ryoden	5,800	87,525
Sakai Heavy Industries	1,500	37,020
Sakai Ovex	4,400	72,399
San-In Godo Bank	17,300	94,861
Sanko Metal Industrial	2,900	69,395
SCSK	3,550	189,987
Sekisui House	3,700	79,626
Shimadzu	9,364	262,737
Shimamura	500	37,570
Showa	6,400	132,677
Sojitz	21,300	67,174
Soken Chemical & Engineering	4,900	58,672
Sompo Holdings	2,000	74,901
Square Enix Holdings	5,245	258,049
St.-Care Holding	16,800	73,289
Sugi Holdings	3,022	151,574
Sumitomo	25,512	378,435
Sumitomo Mitsui Financial Group	4,000	140,729
T&D Holdings	4,500	48,152
Tachibana Eletech	3,700	60,649
Taiheiyo Cement	1,800	48,502
Taisho Pharmaceutical Holdings	489	34,571
Takeda Pharmaceutical	4,000	153,166
TechnoPro Holdings	2,183	145,616
Teijin	3,000	53,771
THK	2,892	71,707
Toho Gas	1,900	73,514
Tokai Rika	44,800	761,193
Tokio Marine Holdings	2,700	146,642
Tokyo Gas	2,764	60,704
Tokyo Tatemono	16,644	268,677
Tomoku	4,400	74,791
Toray Industries	15,000	98,446
Towa Bank	7,600	55,714
Toyo Suisan Kaisha	2,000	83,663
Toyota Motor	4,134	287,857
Trend Micro	1,400	73,302
Ulvac	2,100	75,586
United Arrows	5,799	154,331
United Urban Investment ‡	38	68,141
USS	6,900	125,357

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
JAPAN (continued)
World	11,302	$248,139
Yachiyo Industry	3,500	22,098
Yamaguchi Financial Group	17,800	107,273
Yamaya	3,700	75,528
Yokogawa Electric	8,481	147,569
Yotai Refractories	15,900	101,365
Yushiro Chemical Industry	6,800	84,280
		25,367,395
MALAYSIA — 0.2%
Allianz Malaysia	8,400	29,504
Asia File	11,700	5,910
Dialog Group	276,854	220,160
DiGi.Com	30,700	31,611
Favelle Favco	5,800	3,881
HAP Seng Consolidated	16,100	38,146
Heineken Malaysia	8,900	60,541
Hong Leong Bank	9,641	37,503
I-BHD	118,300	6,196
IGB ‡	100,100	46,951
Kenanga Investment Bank (B)	52,900	5,422
Kumpulan Fima	88,800	35,030
Lii Hen Industries	53,166	37,552
Lingkaran Trans Kota Holdings	2,643	3,014
Magni-Tech Industries	36,266	21,640
Malakoff	344,167	68,624
Malaysian Pacific Industries	68,487	198,606
MKH	34,400	13,095
My EG Services	212,100	53,386
Pantech Group Holdings	307,949	36,334
Paramount	150,920	48,634
Petronas Chemicals Group	17,400	26,164
Public Bank	4,200	18,996
Sunway ‡	86,000	38,221
Sunway Construction Group	1,680	737
Tenaga Nasional	15,330	46,556
		1,132,414
MEXICO — 0.4%
Alsea *	27,986	67,953
America Movil ADR, Cl L	10,975	183,063
Arca Continental	2,100	11,892
Becle	25,600	47,540
Bio Pappel *	41,926	50,723
Cia Minera Autlan	34,671	16,129
Concentradora Hipotecaria SAPI ‡	10,000	10,373
Fibra Shop Portafolios Inmobiliarios SAPI ‡	7,901	4,265
Fibra Uno Administracion ‡	64,120	105,365
Gruma, Cl B	3,300	35,074

COMMON STOCK (continued)
	Shares	Value
MEXICO (continued)
Grupo Aeroportuario del Pacifico, Cl B	16,000	$198,117
Grupo Bimbo, Ser A	16,500	29,602
Grupo Cementos de Chihuahua	13,438	69,702
Grupo Financiero Banorte, Cl O	41,086	253,207
Grupo Financiero Inbursa, Cl O	1,926	2,192
Grupo GICSA *	62,255	22,733
Grupo Industrial Saltillo (B)	6,471	7,877
Industrias Bachoco	2,179	8,744
Industrias Penoles	3,065	31,815
Infraestructura Energetica Nova	12,800	60,154
Kimberly-Clark de Mexico ADR	1,881	19,553
Orbia Advance	26,213	61,941
Prologis Property Mexico ‡	69,400	153,561
Wal-Mart de Mexico	87,509	256,059
		1,707,634
NETHERLANDS — 2.7%
ABN AMRO Bank	1,957	34,069
Aegon	178,300	721,883
Akzo Nobel	1,811	171,041
Altice Europe, Cl A *	12,090	77,827
Argenx *	793	114,218
ASM International	1,568	190,563
ASML Holding	1,950	547,586
ASML Holding, Cl G	6,037	1,694,344
BE Semiconductor Industries	3,012	127,776
ING Groep	25,616	277,857
InterXion Holding *	13,159	1,145,228
Koninklijke Ahold Delhaize	18,643	457,458
Koninklijke KPN	25,916	72,639
Koninklijke Philips Electronics	33,740	1,544,577
NN Group	23,879	829,219
NXP Semiconductors	15,316	1,942,988
OCI *	109,122	1,887,272
Prosus *	658	47,488
Royal Dutch Shell, Cl A	11,451	301,248
Signify	5,300	176,574
Unilever	6,109	355,969
Van Lanschot Kempen	2,700	57,408
Wolters Kluwer	2,415	181,521
		12,956,753
NEW ZEALAND — 0.1%
a2 Milk *	7,025	67,397
Auckland International Airport	5,384	29,941
Contact Energy	4,194	20,081

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
NEW ZEALAND (continued)
Fletcher Building	6,936	$24,764
New Zealand Refining	32,700	34,349
Precinct Properties New Zealand ‡	20,269	24,521
Spark New Zealand	8,632	25,910
Warehouse Group	47,400	82,069
Xero *	434	24,404
Z Energy	6,711	19,266
		352,702
NORWAY — 0.1%
DNB	2,570	45,101
Entra	3,824	65,490
Equinor	2,683	48,560
Gjensidige Forsikring	1,717	37,395
Mowi	2,618	62,602
SpareBank 1 SR-Bank	12,000	127,744
Telenor	3,739	67,620
TOMRA Systems	2,380	70,518
Yara International	1,554	56,402
		581,432
PANAMA — 0.0%
Copa Holdings, Cl A	1,570	153,797

PERU — 0.0%
Empresa Siderurgica del Peru SAA (B)	111,989	29,105

PHILIPPINES — 0.1%
BDO Unibank	84,045	243,953
DMCI Holdings	154,800	18,535
Lopez Holdings	926,500	67,776
LT Group	134,000	25,895
PLDT	2,510	48,996
SM Investments	3,190	60,744
SM Prime Holdings	47,600	36,300
Universal Robina	6,570	18,740
		520,939
POLAND — 0.3%
Amica	1,828	69,109
Atal	80	816
CD Projekt	5,529	402,314
ComArch	206	10,943
Dom Development	1,398	34,332
Energa	58,500	108,823
ING Bank Slaski	696	36,375
LPP	18	39,250
Lubelski Wegiel Bogdanka	2,534	19,493
Neuca	106	10,670
PGE Polska Grupa Energetyczna *	19,082	33,831

COMMON STOCK (continued)
	Shares	Value
POLAND (continued)
PLAY Communications	32,852	$302,084
Polski Koncern Naftowy ORLEN	2,608	50,772
Powszechny Zaklad Ubezpieczen	4,050	41,987
Rainbow Tours *	270	2,265
Stalexport Autostrady	19,326	14,726
Wirtualna Polska Holding	130	2,719
Zaklady Tluszczowe Kruszwica	522	7,031
Zespol Elektrowni Patnow Adamow Konin *	9,427	18,209
		1,205,749
PORTUGAL — 0.0%
Banco Comercial Portugues, Cl R	104,764	22,191
Banco Espirito Santo * (B)(C)(D)	66,989	74
EDP - Energias de Portugal	5,646	28,342
Galp Energia SGPS	1,449	21,925
Jeronimo Martins SGPS	1,424	24,508
NOS SGPS	4,330	22,448
		119,488
PUERTO RICO — 0.0%
First BanCorp, Puerto Rico	13,894	128,797
OFG Bancorp	5,800	114,318
		243,115
RUSSIA — 0.8%
LUKOIL PJSC ADR	14,206	1,451,352
Magnit PJSC GDR	4,214	57,276
Mobile TeleSystems PJSC ADR	25,327	258,082
Novatek GDR	1,738	313,428
Rosneft Oil PJSC GDR	12,536	94,338
Sberbank of Russia PJSC ADR	43,896	701,604
Surgutneftegas PJSC ADR	15,600	86,892
Tatneft PJSC ADR	12,934	932,554
X5 Retail Group GDR	4,173	152,956
		4,048,482
SAUDI ARABIA — 0.2%
Al Rajhi Bank	2,683	47,453
Arab National Bank	37,683	266,169
Aseer Trading Tourism & Manufacturing *	3,447	9,396
Astra Industrial Group	1,052	4,732
Emaar Economic City *	25,655	68,396
Jarir Marketing	893	38,263
Mouwasat Medical Services	2,124	45,477
National Commercial Bank	3,085	38,545
Rabigh Refining & Petrochemical *	7,318	38,960
Saudi Airlines Catering	1,459	40,001

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
SAUDI ARABIA (continued)
Saudi Arabian Mining *	3,247	$37,044
Saudi Basic Industries	1,376	32,086
Saudi Electricity	13,464	71,100
Saudi Telecom	2,600	63,216
Savola Group *	9,377	89,094
		889,932
SINGAPORE — 0.3%
Ascendas ‡	12,900	29,710
CapitaLand Mall Trust ‡	21,600	39,751
Centurion	176,200	58,704
ComfortDelGro	21,000	33,223
DBS Group Holdings	2,400	44,214
Flex *	7,933	104,319
Frencken Group	165,200	101,497
Genting Singapore	185,500	116,266
Hong Leong Finance	37,300	70,955
Keppel ‡	47,560	42,175
SATS	8,700	28,928
Singapore Airlines	6,400	39,947
Singapore Technologies Engineering	20,000	59,840
Singapore Telecommunications	52,300	125,813
Sunningdale Tech	45,300	41,285
Suntec Real Estate Investment Trust ‡	27,900	37,534
United Overseas Bank	2,600	48,498
Venture	4,400	51,957
Wilmar International	45,800	130,176
Yanlord Land Group	95,700	80,064
		1,284,856
SOUTH AFRICA — 0.4%
Anglo American Platinum	2,164	172,950
AngloGold Ashanti	4,578	92,981
ArcelorMittal South Africa *	49,852	4,265
Bidvest Group	5,310	73,261
Capitec Bank Holdings	1,798	160,515
Clicks Group	20,564	332,973
Combined Motor Holdings (B)	12,142	16,941
Exxaro Resources	15,441	125,006
FirstRand	21,332	81,935
Gold Fields	6,068	39,316
Group	14,188	76,128
Growthpoint Properties ‡	43,610	61,009
Hulamin (B)	178,974	21,588
Kumba Iron Ore	7,767	180,559
Merafe Resources	1,219,900	51,077
MiX Telematics ADR	2,352	30,764
Momentum Metropolitan Holdings	14,299	19,045
Naspers, Cl N	658	107,130

COMMON STOCK (continued)
	Shares	Value
SOUTH AFRICA (continued)
Netcare	49,850	$66,473
Redefine Properties ‡	99,210	47,323
Remgro	4,291	51,993
Standard Bank Group	449	4,701
Tiger Brands	2,842	37,002
Tongaat Hulett (B)	13,500	11,882
Wilson Bayly Holmes-Ovcon	15,832	138,147
		2,004,964
SOUTH KOREA — 2.4%
Celltrion *	877	119,885
CJ Logistics *	370	45,135
CKD Bio *	3,885	91,458
Cymechs *	10,700	103,692
Daewon San Up *	3,484	15,646
Daihan Pharmaceutical *	4,200	108,252
Daishin Securities *	6,200	55,000
Dongwon Development *	1,106	3,606
Douzone Bizon	1,924	145,253
Fila Holdings	10,169	374,569
HwaSung Industrial *	1,820	16,462
Hyundai Glovis	558	68,456
Hyundai Mobis	2,995	571,772
Hyundai Motor	5,314	553,445
Hyundai Steel	1,261	29,639
INTOPS	9,200	85,009
Kakao	1,839	243,511
Kangwon Land *	2,135	49,249
KB Financial Group	20,700	758,450
KB Financial Group ADR	300	10,959
Kia Motors	9,380	319,526
Koh Young Technology *	1,105	84,420
Kolon Industries *	936	32,871
Korea Electric Power	2,578	54,544
Korea Zinc *	84	26,697
KT ADR	770	8,023
KT Hitel *	1,769	7,569
KT&G	12,425	989,048
Kumho Petrochemical	372	20,221
LG	575	33,836
LG Electronics	4,082	223,570
LG Uplus	15,645	173,171
Lotte Chemical *	235	36,938
Lotte Chilsung Beverage *	480	49,805
Macquarie Korea Infrastructure Fund	14,610	142,222
Maeil Holdings *	2,530	21,737
Medy-Tox	311	84,381
NAVER	734	109,727
NCSoft	104	55,288
NongShim	172	33,266

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
SOUTH KOREA (continued)
Ottogi *	93	$39,440
S&T Holdings	519	6,540
S-1, Cl 1 *	746	57,044
Samsung C&T	403	36,345
Samsung Electro-Mechanics	1,811	186,698
Samsung Electronics	75,986	3,552,089
Samsung Fire & Marine Insurance	270	47,579
Samsung Life Insurance	384	22,245
Samsung SDS	1,805	291,666
Samsung Securities	736	21,582
Shinhan Financial Group	1,823	59,471
SK Holdings	180	35,226
SK Hynix	8,589	658,345
SK Innovation	473	51,359
SK Materials *	164	21,475
SK Telecom	404	77,530
SK Telecom ADR	1,555	32,982
Tovis	11,300	81,631
Wins *	6,000	67,500
Woongjin Coway	649	47,810
Woori Financial Group	2,411	20,394
Yuhan *	322	58,612
		11,429,871
SPAIN — 0.3%
Aena SME	343	63,484
Amadeus IT Group, Cl A	2,819	220,522
Banco Bilbao Vizcaya Argentaria	9,539	49,058
Bankia	30,143	54,618
Ferrovial	1,974	62,485
Grifols	4,464	149,995
Iberdrola	15,074	164,691
Industria de Diseno Textil	4,565	153,378
Masmovil Ibercom *	8,099	169,256
Naturhouse Health SAU	19,700	45,215
Red Electrica	1,884	37,659
Repsol	10,252	141,447
Telefonica	18,063	121,903
		1,433,711
SWEDEN — 1.3%
Assa Abloy, Cl B	4,942	117,357
Bilia, Cl A	90,200	987,557
Castellum	2,310	56,766
Elekta, Cl B	6,403	73,280
Essity, Cl B	21,061	664,745
Fabege	5,889	100,876
Getinge, Cl B	7,249	123,417
Hennes & Mauritz, Cl B	3,762	82,479
Holmen, Cl B	2,860	84,543

COMMON STOCK (continued)
	Shares	Value
SWEDEN (continued)
Husqvarna, Cl B	6,331	$47,701
Lundin Petroleum	2,323	70,661
New Wave Group, Cl B	10,700	64,230
Nobia	18,500	136,558
Nordic Waterproofing Holding	8,300	79,921
Proact IT Group	3,699	59,811
Securitas, Cl B	9,300	146,339
Svenska Cellulosa SCA, Cl B	7,155	71,520
Svenska Handelsbanken, Cl A	4,093	40,222
Swedbank, Cl A	7,228	111,078
Swedish Orphan Biovitrum *	3,879	69,038
Tele2, Cl B	11,729	177,093
Telefonaktiebolaget LM Ericsson, Cl B	227,904	1,791,598
Telia	19,325	82,691
Volvo, Cl B	58,100	990,590
		6,230,071
SWITZERLAND — 1.8%
Bellevue Group *	2,200	63,953
Cie Financiere Richemont	6,167	450,231
Galenica	3,229	220,219
Geberit	505	265,773
Givaudan	109	358,868
Helvetia Holding	850	122,260
Kuehne + Nagel International	638	103,033
Landis+Gyr Group	900	82,318
Nestle	5,650	622,585
Novartis	3,511	331,076
Partners Group Holding	185	169,758
Roche Holding	10,719	3,597,574
Schindler Holding	591	152,439
SGS	31	89,624
Sika	2,062	370,014
Softwareone Holding *	7,280	173,969
STMicroelectronics	12,938	360,316
Swiss Re	637	71,978
Swisscom	393	215,516
Tecan Group	622	175,681
Vetropack Holding	40	120,069
VP Bank	700	119,913
Zehnder Group	2,100	99,548
Zurich Insurance Group	776	321,601
		8,658,316
TAIWAN — 2.2%
Accton Technology	14,943	79,804
Airtac International Group	4,739	72,215
Asia Vital Components	77,000	85,558
AU Optronics	87,000	28,781
Cathay Financial Holding	81,716	109,236
Chailease Holding	48,328	201,356

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
Cheng Shin Rubber Industry	33,000	$42,822
Chia Chang	11,000	14,092
Chicony Electronics	19,477	54,971
China Life Insurance	44,000	35,735
Chipbond Technology	190,000	376,754
Chunghwa Telecom	87,000	310,582
Compeq Manufacturing	21,000	27,955
CTBC Financial Holding	117,915	85,547
CTCI	39,000	48,673
Darfon Electronics	48,000	60,578
E.Sun Financial Holding	115,298	106,513
Eclat Textile	7,656	97,719
Far Eastern New Century	61,939	57,517
Far EasTone Telecommunications	5,000	11,335
Formosa Petrochemical	27,000	79,588
Formosa Plastics	56,200	172,644
Fubon Financial Holding	34,000	50,437
Gamania Digital Entertainment	3,000	5,551
Giant Manufacturing	51,576	304,634
Globe Union Industrial	133,000	74,821
Grand Pacific Petrochemical	130,000	72,955
Hiwin Technologies	9,691	96,519
Hon Hai Precision Industry	296,302	806,761
Hota Industrial Manufacturing	15,957	62,927
Jarllytec	40,000	106,723
King Slide Works	5,000	57,986
Largan Precision	1,252	195,521
Makalot Industrial	7,569	37,867
MediaTek	94,000	1,190,553
Mega Financial Holding	75,683	78,799
Nanya Technology	251,000	639,545
Novatek Microelectronics	159,000	1,124,836
Parade Technologies	4,466	93,445
Powertech Technology	30,000	106,468
President Chain Store	16,670	163,866
Realtek Semiconductor	16,650	134,516
Ruentex Industries	17,400	38,992
Simplo Technology	15,000	157,574
St. Shine Optical	3,000	40,663
Standard Foods	31,000	70,783
Taiwan Cooperative Financial Holding	55,649	38,171
Taiwan Semiconductor Manufacturing	50,000	516,545
Taiwan Semiconductor Manufacturing ADR	13,163	710,012
Tong Yang Industry	26,000	36,517
Unimicron Technology	19,000	23,780

COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
Uni-President Enterprises	83,059	$197,747
United Microelectronics	16,000	7,831
United Microelectronics ADR	68,186	165,010
Voltronic Power Technology	3,307	79,877
Walsin Lihwa	383,000	186,434
Wan Hai Lines	86,000	48,212
Yuanta Financial Holding	305,000	197,339
Zhen Ding Technology Holding	61,000	239,073
		10,319,265
THAILAND — 0.7%
Advanced Info Service (B)	20,040	130,385
Bangkok Bank	7,190	33,714
Bangkok Dusit Medical Services, Cl F (B)	159,617	126,305
Bangkok Expressway & Metro (B)	95,425	33,345
Cal-Comp Electronics Thailand NVDR	288,800	16,360
Central Plaza Hotel (B)	44,700	30,910
CP ALL	28,900	65,301
CP ALL NVDR	83,207	188,084
Electricity Generating (B)	8,414	81,858
Fabrinet *	700	44,128
Hana Microelectronics	52,600	58,932
Home Product Center	156,100	72,670
Kasikornbank	6,500	29,007
Muramoto Electron Thailand NVDR (B)	2,028	11,390
Pruksa Holding	113,000	50,943
PTT (B)	62,100	85,495
PTT Exploration & Production NVDR	71,100	280,467
Quality Houses	1,049,100	83,200
Sea ADR *	24,577	1,111,863
Siam Cement (B)	4,700	53,465
Susco	1,073,500	92,716
Thai Beverage	160,027	92,874
Thai Rayon NVDR	18,681	15,732
Thai Wah	214,100	27,415
Thanachart Capital	386,500	641,952
Thanachart Capital NVDR	9,962	16,556
WHA NVDR	806,426	81,807
		3,556,874
TURKEY — 0.3%
Akbank T.A.S.	160,711	221,862
AKIS Gayrimenkul Yatirimi ‡	29,736	21,862
Eregli Demir ve Celik Fabrikalari	79,377	123,768
KOC Holding	6,080	19,841
Migros Ticaret *	36,813	155,256

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
TURKEY (continued)
Trakya Cam Sanayii	100,800	$68,069
Turk Hava Yollari AO *	1	3
Turkiye Garanti Bankasi	112,873	224,092
Turkiye Is Bankasi, Cl C	172,848	209,308
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	185,080
Yeni Gimat Gayrimenkul Ortakligi ‡	6,693	14,248
		1,243,389
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	34,667	72,202
Network International Holdings *	37,246	298,686
		370,888
UNITED KINGDOM — 3.7%
3i Group	17,159	249,597
Aon	1,495	329,274
Ashmore Group	34,109	244,050
Ashtead Group	11,796	379,679
AstraZeneca	2,550	249,239
AVEVA Group	2,141	139,318
B&M European Value Retail	36,779	176,512
BAE Systems	147,360	1,225,953
Balfour Beatty	53,835	188,184
Barratt Developments	82,682	874,291
Berkeley Group Holdings	1,956	135,110
BHP Group	8,766	190,420
Biffa	40,500	149,942
BP PLC	9,693	58,489
BT Group, Cl A	56,237	119,573
Bunzl	1,986	51,409
Carnival	1,327	54,167
Clinigen Group	13,852	177,245
Close Brothers Group	5,300	99,119
CNH Industrial	86,826	824,858
Coca-Cola European Partners	3,100	163,091
Compass Group	6,200	153,189
ConvaTec Group	86,516	236,754
Cranswick	3,496	165,197
Croda International	2,646	174,064
Dart Group	3,600	81,186
Devro	30,000	67,809
Diageo	2,745	108,505
Dixons Carphone	46,400	82,762
Drax Group	119,700	429,634
easyJet	92,769	1,699,791
Electrocomponents	19,207	167,814
Endava ADR *	3,042	140,449
Etalon Group GDR	12,702	29,297

COMMON STOCK (continued)
	Shares	Value
UNITED KINGDOM (continued)
Euromoney Institutional Investor	1,187	$19,185
Ferguson	1,378	123,432
Ferrexpo	20,100	36,864
Flutter Entertainment	553	62,714
Fresnillo	2,494	21,769
GlaxoSmithKline	9,477	222,396
Globaltrans Investment GDR	8,211	71,238
Greggs	8,378	249,312
Halfords Group	17,600	38,153
Hammerson ‡	33,969	104,674
Headlam Group	10,500	72,327
Highland Gold Mining	36,000	99,779
Hon Hai Precision Industry GDR	40,976	222,848
HSBC Holdings	28,182	205,146
Inchcape	10,900	94,468
Informa	20,054	204,769
Intermediate Capital Group	7,457	171,541
International Personal Finance	32,400	67,638
Intertek Group	702	53,281
Kingspan Group	806	49,476
Land Securities Group ‡	14,286	176,872
Lloyds Banking Group	136,027	101,441
London Stock Exchange Group	1,189	122,846
Lookers	149,200	109,109
LSR Group PJSC GDR	1,827	5,065
Marston's	7,600	10,536
Micro Focus International	16,211	219,192
MMC Norilsk Nickel PJSC ADR	4,700	152,022
Mondi	1,941	39,153
National Express Group	23,100	136,032
National Grid	35,600	472,401
OneSavings Bank	25,700	144,773
Pearson	8,139	61,089
Petrofac	15,200	69,851
Pets at Home Group	15,600	57,850
Reckitt Benckiser Group	2,668	220,979
Redrow	18,761	197,560
RELX	4,800	127,389
Rentokil Initial	10,538	64,864
Rio Tinto	3,856	206,683
Rolls-Royce Holdings	4,646	40,880
Ros Agro GDR	10,900	110,986
Segro ‡	17,481	210,156
Serco Group *	117,580	245,098
Severn Trent	5,915	201,176
Spirax-Sarco Engineering	1,557	183,010
St. James's Place	4,859	73,257

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED KINGDOM (continued)
Stagecoach Group	57,600	$103,406
SThree	30,700	147,923
Stock Spirits Group	30,006	80,541
Subsea 7	11,139	119,743
Tate & Lyle	20,800	217,074
Tesco	142,808	464,682
Unilever	3,792	226,183
Vesuvius	23,256	133,504
Weir Group	10,531	186,327
WH Smith	5,367	169,262
Whitbread	1,246	73,313
XLMedia	86,000	39,463
		17,528,672
UNITED STATES — 50.4%
Communication Services — 5.3%
Activision Blizzard	5,503	321,815
Alphabet, Cl A *	3,850	5,516,203
AT&T	46,556	1,751,437
Blackline *	2,756	168,585
Boingo Wireless *	10,918	122,719
Cardlytics *	6,570	551,354
Cars.com *	4,300	50,181
Charter Communications, Cl A *	1,088	562,997
Cogent Communications Holdings	2,362	167,536
Comcast, Cl A	32,838	1,418,273
DHI Group *	23,000	64,400
Electronic Arts *	2,801	302,284
Entercom Communications, Cl A	23,000	91,310
Entravision Communications, Cl A	22,400	49,728
EverQuote, Cl A *	15,684	575,446
Facebook, Cl A *	26,998	5,451,166
IAC *	1,027	250,167
Liberty Media -Liberty Formula One, Cl C *	4,392	205,502
Meet Group *	18,500	98,605
Nexstar Media Group, Cl A	4,975	602,721
Omnicom Group	2,100	158,151
QuinStreet *	11,290	146,262
Snap, Cl A *	56,536	1,039,132
TechTarget *	8,016	203,526
TEGNA	5,542	93,660
T-Mobile US *	29,159	2,309,101
Townsquare Media, Cl A	12,500	120,625
Twitter *	8,097	262,991
Verizon Communications	31,186	1,853,696
Walt Disney	5,423	750,055

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Communication Services (continued)
WideOpenWest *	8,200	$55,350
		25,314,978
Consumer Discretionary — 5.8%
Abercrombie & Fitch, Cl A	6,300	103,068
Adtalem Global Education *	2,720	93,867
Advance Auto Parts	767	101,052
Afya, Cl A *	2,428	72,500
Amazon.com *	2,079	4,176,129
American Eagle Outfitters	9,983	143,755
Aptiv	800	67,832
Aspen Group *	14,615	127,735
AutoZone *	226	239,099
Best Buy	900	76,221
BJ's Restaurants	1,300	51,714
Booking Holdings *	100	183,055
Boot Barn Holdings *	3,176	133,297
BorgWarner	21,500	737,235
Buckle	8,198	200,113
CarMax *	800	77,632
Carnival	1,600	69,648
Carriage Services, Cl A	5,630	133,262
Carrols Restaurant Group *	12,633	57,354
Century Casinos *	17,032	141,877
Cheesecake Factory	1,822	69,965
Chipotle Mexican Grill, Cl A *	100	86,676
Churchill Downs	1,433	206,897
Citi Trends	3,200	74,528
Conn's *	2,200	19,272
Crocs *	4,488	170,140
Darden Restaurants	600	69,858
Dave & Buster's Entertainment	2,000	88,320
Deckers Outdoor *	1,076	205,419
Designer Brands, Cl A	6,586	93,785
Dick's Sporting Goods	2,945	130,257
Dine Brands Global	1,100	93,775
Dollar General	1,600	245,456
Dollar Tree *	800	69,656
DR Horton	12,100	716,320
eBay	2,100	70,476
Eldorado Resorts *	3,225	192,790
Expedia Group	700	75,915
Ford Motor	9,600	84,672
Freshpet *	2,617	164,557
General Motors	25,300	844,767
Genesco *	3,500	137,620
Gentex	4,633	137,924
Genuine Parts	1,395	130,530
G-III Apparel Group *	5,443	148,104

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Goodyear Tire & Rubber	5,938	$77,966
Green Brick Partners *	13,013	150,821
Guess?	2,800	59,612
Hasbro	1,305	132,940
Haverty Furniture	4,800	96,624
Hibbett Sports *	2,700	66,906
Hilton Grand Vacations *	5,601	178,728
Hilton Worldwide Holdings	700	75,460
Home Depot	5,397	1,231,056
Hooker Furniture	2,900	71,456
Installed Building Products *	1,392	103,189
KB Home	3,827	143,704
Kohl's	13,900	594,225
Kura Sushi USA, Cl A *	6,641	149,555
La-Z-Boy, Cl Z	3,200	98,048
Lennar, Cl A	1,300	86,268
LGI Homes *	2,159	172,158
Lowe's	1,758	204,350
M/I Homes *	2,800	124,292
Marriott International, Cl A	4,911	687,835
MasterCraft Boat Holdings *	5,400	94,878
McDonald's	7,051	1,508,702
Modine Manufacturing *	5,200	36,556
Monarch Casino & Resort *	2,604	139,783
NIKE, Cl B	4,424	426,031
Ollie's Bargain Outlet Holdings *	7,833	415,462
O'Reilly Automotive *	413	167,719
Papa John's International	2,133	138,176
Penn National Gaming *	8,551	255,076
RCI Hospitality Holdings	3,400	60,282
RH *	743	155,101
Rocky Brands	4,500	122,130
Ross Stores	2,720	305,157
Royal Caribbean Cruises	600	70,248
Rubicon Project *	34,644	324,268
Ruth's Hospitality Group	8,346	171,093
Scientific Games, Cl A *	3,729	92,628
Shoe Carnival	2,600	93,236
Skechers U.S.A., Cl A *	3,353	125,369
Sonic Automotive, Cl A	4,400	139,172
Starbucks	8,600	729,538
Steven Madden	3,430	132,261
Tailored Brands	5,200	20,696
Target	16,300	1,805,062
Taylor Morrison Home, Cl A *	25,300	654,764
Tempur Sealy International *	1,479	135,506
Tesla *	300	195,171
Tiffany	600	80,412

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
TJX	3,820	$225,533
Toll Brothers	24,000	1,064,640
TopBuild *	3,432	392,998
Ulta Beauty *	300	80,373
US Auto Parts Network *	47,906	122,160
VF	800	66,376
Virgin Galactic Holdings *	7,699	132,038
Whirlpool	6,400	935,488
Williams-Sonoma	2,191	153,545
Winnebago Industries	2,200	120,472
Yeti Holdings *	2,942	106,971
Yum China Holdings	457	19,683
Yum! Brands	1,857	196,415
		28,030,486
Consumer Staples — 2.1%
Altria Group	5,996	284,990
B&G Foods	3,500	56,210
Church & Dwight	3,796	281,739
Clorox	2,323	365,431
Coca-Cola	12,500	730,000
Colgate-Palmolive	4,700	346,766
Darling Ingredients *	5,730	155,455
Estee Lauder, Cl A	2,907	567,330
Hormel Foods	6,488	306,623
Hostess Brands, Cl A *	12,933	173,561
Ingles Markets, Cl A	2,200	91,718
John B Sanfilippo & Son	2,329	196,335
Kellogg	5,200	354,692
Kimberly-Clark	3,465	496,327
McCormick	2,433	397,479
Molson Coors Beverage, Cl B	17,800	989,324
Mondelez International, Cl A	5,100	292,638
PepsiCo	4,568	648,747
Procter & Gamble	6,310	786,352
SpartanNash	6,000	73,080
Spectrum Brands Holdings	2,144	131,663
Sysco	4,300	353,202
United Natural Foods *	2,800	20,160
Village Super Market, Cl A	3,400	75,684
Walgreens Boots Alliance	18,000	915,300
Walmart	6,465	740,178
Weis Markets	900	33,021
		9,864,005
Energy — 1.5%
Amplify Energy	5,130	27,651
Arch Coal	700	36,071
Baker Hughes, Cl A	3,100	67,146
Bonanza Creek Energy *	2,600	47,294
Callon Petroleum *	52,330	156,990

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Cheniere Energy *	1,300	$77,012
Chevron	7,924	848,977
CNX Resources *	10,800	78,084
ConocoPhillips	6,087	361,750
DHT Holdings	9,000	50,670
DMC Global	4,479	187,357
EOG Resources	6,900	503,079
ExxonMobil	18,943	1,176,739
Geopark	4,300	79,550
International Seaways *	3,574	79,557
Kinder Morgan	12,892	269,056
Murphy Oil	6,204	130,036
NACCO Industries, Cl A	1,700	80,138
National Energy Services Reunited *	6,600	43,494
Northern Oil and Gas *	25,000	41,500
Occidental Petroleum	5,407	214,766
ONEOK	2,632	197,058
Parsley Energy, Cl A	9,846	163,838
PDC Energy *	3,546	76,558
Phillips 66	3,800	347,206
SilverBow Resources *	3,800	20,216
Smart Sand *	24,200	49,126
Southwestern Energy *	35,800	56,206
Valero Energy	16,237	1,368,942
W&T Offshore *	9,600	39,744
Williams Companies	5,500	113,795
World Fuel Services	2,284	89,350
WPX Energy *	18,635	222,688
		7,301,644
Financials — 6.5%
AGNC Investment ‡	9,799	182,163
American Express	2,800	363,636
American International Group	1,700	85,442
American National Bankshares	1,300	44,330
Ameriprise Financial	5,500	909,755
Ameris Bancorp	5,994	240,899
Annaly Capital Management ‡	10,848	105,876
Apollo Commercial Real Estate Finance ‡	3,800	69,464
Apollo Global Management	3,492	165,241
Ares Commercial Real Estate ‡	10,900	178,106
Ares Management	4,392	158,376
Ashford *	54	1,300
Atlantic Capital Bancshares *	10,355	195,399
Atlantic Union Bankshares	8,123	273,664
Bank of Commerce Holdings	8,200	87,740
Bank of New York Mellon	1,700	76,126

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Banner	1,665	$85,831
Bar Harbor Bankshares	6,100	134,200
BCB Bancorp	6,700	87,904
Berkshire Hathaway, Cl B *	2,953	662,742
Berkshire Hills Bancorp	6,100	171,715
C&F Financial	2,000	100,100
Cadence BanCorp, Cl A	4,652	72,711
Cannae Holdings *	3,838	156,053
Capital One Financial	22,719	2,267,356
CB Financial Services	2,400	70,080
CenterState Bank	11,081	249,987
Chubb	1,123	170,685
Cincinnati Financial	2,100	220,395
Citigroup	44,184	3,287,731
Citizens Financial Group	22,900	853,712
Civista Bancshares	2,100	46,221
CME Group, Cl A	2,322	504,129
CNB Financial	4,600	135,976
Codorus Valley Bancorp	2,835	61,803
County Bancorp	600	15,150
Customers Bancorp *	9,800	209,524
Dime Community Bancshares	1,000	19,410
eHealth *	1,335	140,388
Enterprise Financial Services	5,392	234,606
Equitable Holdings	12,300	295,446
Evans Bancorp	2,200	85,888
Everest Re Group	489	135,243
Exantas Capital ‡	7,700	93,016
Farmers National Banc	4,307	68,137
FB Financial	2,913	103,848
Federal Agricultural Mortgage, Cl C	2,400	183,120
Fidelity National Financial	3,028	147,615
Financial Institutions	5,900	181,779
First Bancorp, Maine	2,200	62,216
First Business Financial Services	2,700	67,986
First Choice Bancorp	2,500	60,850
First Commonwealth Financial	6,800	91,936
First Defiance Financial	5,100	149,889
First Foundation	8,371	138,122
First Interstate BancSystem, Cl A	4,531	174,444
First Merchants	5,371	213,497
Flushing Financial	3,300	65,571
FNB	23,312	272,051
FS Bancorp	1,400	76,608
Globe Life	2,000	208,520
Hanmi Financial	6,400	107,648

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Heritage Commerce	14,101	$163,572
Heritage Insurance Holdings	23,966	289,030
Horizon Bancorp	2,941	49,762
Horizon Technology Finance, Cl C	5,700	72,504
Independent Bank	5,700	121,866
Independent Bank Group	3,682	197,061
Intercontinental Exchange	2,900	289,246
JPMorgan Chase	5,540	733,274
Kemper	2,454	182,627
Lakeland Bancorp	7,035	114,248
LCNB	4,100	67,937
Lincoln National	18,200	991,536
M&T Bank	1,000	168,520
Mack-Cali Realty ‡	4,346	95,438
Marsh & McLennan	2,500	279,650
Mercantile Bank	2,000	65,540
Meta Financial Group	8,900	331,258
MetLife	1,500	74,565
Midland States Bancorp	6,800	179,656
Mortgage Investment Trust ‡	4,700	74,495
National Western Life Group, Cl A	300	79,800
New Mountain Finance	10,300	144,715
New Residential Investment ‡	16,494	276,110
New York Mortgage Trust ‡	19,600	124,460
Newtek Business Services	3,800	78,698
Northeast Bank	3,500	70,245
Northrim BanCorp	3,500	131,705
Oaktree Specialty Lending	16,700	93,520
OneMain Holdings, Cl A	10,690	452,936
OP Bancorp	10,800	107,892
Pacific Premier Bancorp	5,718	170,396
Palomar Holdings *	1,921	102,677
Parke Bancorp	3,700	79,624
PennantPark Investment	17,000	111,180
Pennymac Financial Services	3,535	119,200
Peoples Bancorp	2,100	68,334
People's Utah Bancorp	5,375	140,180
Pinnacle Financial Partners	4,031	238,071
Piper Sandler	1,000	82,430
PNC Financial Services Group	2,200	326,810
Preferred Bank	8,248	495,787
Premier Financial Bancorp	5,400	91,800
Primerica	1,513	179,381
Progressive	1,200	96,828
Realty Income ‡	3,525	276,395
Republic Bancorp, Cl A	1,000	41,900
Riverview Bancorp	8,900	65,504

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Financials (continued)
S&P Global	6,199	$1,820,832
Sandy Spring Bancorp	6,100	212,280
Selective Insurance Group	2,158	142,967
Shore Bancshares	4,300	69,875
Sierra Bancorp	2,500	66,950
Southern National Bancorp of Virginia	10,000	155,300
Sterling Bancorp	12,085	241,700
Stifel Financial	2,879	186,243
Summit Financial Group	1,700	41,735
THL Credit	17,800	115,522
TriState Capital Holdings *	5,524	126,997
Triumph Bancorp *	5,583	217,625
Truist Financial	4,900	252,693
Umpqua Holdings	8,823	149,109
United Community Financial	7,800	85,254
Universal Insurance Holdings	6,200	150,908
US Bancorp	6,115	325,440
Victory Capital Holdings, Cl A	6,742	140,638
Wells Fargo	26,100	1,225,134
WesBanco	3,242	107,375
West Bancorporation	2,700	61,803
Wintrust Financial	2,115	133,837
XP, Cl A *	2,521	101,193
		30,999,129
Health Care — 7.6%
Abbott Laboratories	4,469	389,429
AbbVie	14,408	1,167,336
Acadia Healthcare *	2,773	89,097
Acceleron Pharma *	2,097	190,366
Addus HomeCare *	4,315	407,077
Adverum Biotechnologies *	6,519	64,343
Aimmune Therapeutics *	4,155	129,013
Alexion Pharmaceuticals *	2,700	268,353
Allakos *	1,505	108,661
Allergan	251	46,847
Alphatec Holdings *	41,599	289,529
Amedisys *	1,266	223,436
Amgen	5,966	1,288,954
Amneal Pharmaceuticals *	14,400	64,656
ANI Pharmaceuticals *	2,447	151,714
Antares Pharma *	43,071	158,071
Anthem	1,341	355,740
Aprea Therapeutics *	2,936	112,566
Arrowhead Pharmaceuticals *	2,299	96,351
AtriCure *	3,527	137,200
Avrobio *	2,685	58,345
Axogen *	7,167	88,584

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Axonics Modulation Technologies *	5,250	$152,408
Axsome Therapeutics *	4,043	351,013
Biogen *	3,100	833,435
BioLife Solutions *	9,541	131,570
BioSpecifics Technologies *	2,418	142,855
BioTelemetry *	3,493	170,878
Bristol-Myers Squibb	34,407	2,165,921
Cara Therapeutics *	4,179	67,282
Castle Biosciences *	3,543	109,266
Catasys *	11,400	195,168
Centene *	6,880	432,133
ChemoCentryx *	3,229	136,974
Cigna	2,314	445,167
Codexis *	6,431	100,838
Coherus Biosciences *	2,961	53,416
Collegium Pharmaceutical *	6,438	129,500
Computer Programs & Systems	1,100	28,600
CONMED	1,297	131,879
Corcept Therapeutics *	14,000	177,380
CryoLife *	4,413	131,243
CryoPort *	17,537	314,088
CVS Health	4,140	280,775
Danaher	3,089	496,927
DaVita *	18,833	1,504,192
Deciphera Pharmaceuticals *	1,943	121,690
Dicerna Pharmaceuticals *	10,966	216,524
Dynavax Technologies, Cl A *	9,091	45,910
Eagle Pharmaceuticals *	1,900	102,258
Eidos Therapeutics *	1,959	104,376
Eli Lilly	3,763	525,465
Emergent BioSolutions *	2,631	144,942
Epizyme *	7,020	146,929
Fate Therapeutics *	5,231	132,658
FONAR *	4,900	103,439
Fortress Biotech *	16,935	38,104
Forty Seven *	3,599	132,695
Fulgent Genetics *	14,622	195,642
Gilead Sciences	3,600	227,520
Global Blood Therapeutics *	2,394	156,232
HCA Healthcare	12,662	1,757,486
Henry Schein *	2,260	155,804
Homology Medicines *	3,454	54,055
Icad *	18,871	160,026
Innoviva *	12,300	169,802
Inspire Medical Systems *	1,442	107,862
Insulet *	659	127,872
Intellia Therapeutics *	7,000	83,370

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Intercept Pharmaceuticals *	499	$46,113
Intuitive Surgical *	1,685	943,229
Jazz Pharmaceuticals *	6,200	888,770
Johnson & Johnson	5,200	774,124
Joint *	10,761	179,709
Kadmon Holdings *	18,939	86,930
Karuna Therapeutics *	1,739	165,049
Kindred Biosciences *	10,171	88,793
Krystal Biotech *	3,351	175,123
Kura Oncology *	5,209	61,154
Lannett *	18,152	147,757
Lantheus Holdings *	3,200	56,032
LHC Group *	1,347	196,325
Magellan Health *	1,219	89,243
Masimo *	629	107,307
Medpace Holdings *	5,562	475,829
Medtronic	4,676	539,798
MeiraGTx Holdings *	2,555	46,271
Merck	10,027	856,707
Mesa Laboratories	808	212,052
Momenta Pharmaceuticals *	4,643	134,740
MyoKardia *	1,746	118,780
NanoString Technologies *	3,838	104,279
NeoGenomics *	12,944	417,185
Nevro *	1,475	196,042
NuVasive *	5,062	390,382
OptimizeRx *	7,846	86,698
OrthoPediatrics *	6,341	291,242
Owens & Minor	11,100	69,486
Patterson	4,471	98,407
Pfizer	41,447	1,543,486
Precision BioSciences *	4,260	34,463
Pripia Biopharma *	2,505	131,888
Pro-Dex * (B)	4,500	67,950
Progenics Pharmaceuticals *	10,127	45,166
Provention Bio *	3,867	57,889
Quanterix *	8,701	235,884
Quotient *	17,168	127,987
RadNet *	18,363	414,453
Reata Pharmaceuticals, Cl A *	595	130,180
Repligen *	1,368	137,334
Select Medical Holdings *	7,316	167,097
Stemline Therapeutics *	5,384	35,696
Supernus Pharmaceuticals *	2,500	57,175
Surmodics *	3,228	127,151
Syneos Health, Cl A *	5,486	336,621
Tabula Rasa HealthCare *	4,898	284,427
Tactile Systems Technology *	4,021	225,940
Teladoc *	2,552	259,564

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Tenet Healthcare *	4,473	$141,526
TG Therapeutics *	7,688	109,246
Thermo Fisher Scientific	1,695	530,857
Tivity Health *	4,630	100,216
Twist Bioscience *	2,787	69,229
UnitedHealth Group	6,198	1,688,645
Vanda Pharmaceuticals *	5,677	72,382
Veracyte *	12,390	325,237
Vericel *	7,133	116,981
Vertex Pharmaceuticals *	3,400	771,970
Viking Therapeutics *	9,374	58,869
Vocera Communications *	4,709	103,739
Voyager Therapeutics *	4,188	46,194
ZIOPHARM Oncology *	19,981	78,725
Zynex *	20,094	193,103
		36,450,063
Industrials — 4.2%
ACCO Brands	17,300	149,472
ADT	24,283	150,554
AECOM *	2,943	141,941
Air Transport Services Group *	4,124	86,480
Allied Motion Technologies	3,586	164,382
Allison Transmission Holdings	18,600	822,120
American Woodmark *	1,028	112,720
ARC Document Solutions	25,300	32,384
Arconic	28,000	838,600
Arcosa	3,285	143,719
Atkore International Group *	17,075	677,878
Atlas Air Worldwide Holdings *	2,200	49,170
Axon Enterprise *	1,899	145,862
BMC Stock Holdings *	8,114	236,807
Boeing	1,300	413,751
Builders FirstSource *	8,363	207,361
CAI International *	5,100	138,720
Casella Waste Systems, Cl A *	2,810	143,844
CBIZ *	7,468	201,636
CH Robinson Worldwide	3,709	267,864
Clean Harbors *	1,567	128,839
Columbus McKinnon	6,436	225,196
CRA International	3,039	161,918
CSX	4,900	374,066
Cubic	1,413	92,255
Cummins	5,600	895,832
Delta Air Lines	1,500	83,610
Douglas Dynamics	2,593	135,951
Ducommun *	4,275	174,976
EMCOR Group	2,049	168,366
Equifax	1,700	254,830

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
ESCO Technologies	1,592	$152,768
Expeditors International of Washington	3,900	284,856
Fortive	2,250	168,592
FTI Consulting *	1,347	161,721
Generac Holdings *	1,642	170,095
General Dynamics	1,500	263,160
General Electric	18,900	235,305
Gibraltar Industries *	5,261	286,830
GMS *	6,800	181,696
Hawaiian Holdings	6,000	167,280
HEICO, Cl A	2,203	211,818
Honeywell International	2,627	455,049
Hub Group, Cl A *	3,701	195,672
Hurco	1,867	58,437
Huron Consulting Group *	2,210	143,230
ICF International	1,513	132,524
Illinois Tool Works	700	122,486
Ingersoll-Rand	600	79,938
Interface, Cl A	5,600	90,048
ITT	1,690	113,365
Johnson Controls International	1,900	74,955
Kadant	2,662	283,769
KBR	5,447	148,158
Kelly Services, Cl A	6,400	113,664
Kforce	2,900	107,445
Knoll	9,192	227,594
L3Harris Technologies	500	110,665
Lawson Products *	3,114	147,043
LiqTech International *	24,928	162,032
Lockheed Martin	3,360	1,438,483
McGrath RentCorp	1,770	136,856
Meritor *	7,500	164,325
Miller Industries	2,300	79,143
MYR Group *	4,230	121,485
Norfolk Southern	600	124,926
Northrop Grumman	800	299,656
NV5 Global *	4,797	297,942
Park-Ohio Holdings	2,200	64,680
Plug Power *	37,730	145,826
Quad	4,800	20,400
Quanta Services	5,322	208,356
Raytheon	1,222	269,989
Roper Technologies	433	165,259
SkyWest	4,658	256,982
Spartan Motors	8,590	146,030
SPX *	3,051	149,713
Sterling Construction *	19,632	258,652

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Tetra Tech	1,586	$135,762
TrueBlue *	3,200	70,112
Union Pacific	2,084	373,911
United Airlines Holdings *	10,600	792,880
United Parcel Service, Cl B	1,500	155,280
United Technologies	2,964	445,193
Universal Forest Products	2,676	128,180
Universal Logistics Holdings	6,400	108,160
Vectrus *	2,000	111,500
Verisk Analytics, Cl A	1,666	270,675
Wabash National	10,500	121,800
Waste Management	2,564	312,039
		20,245,494
Information Technology — 11.6%
ACM Research, Cl A *	8,887	308,734
Adesto Technologies *	21,464	152,394
Adobe *	767	269,324
Advanced Energy Industries *	1,419	99,245
Agilysys *	8,387	272,577
Amkor Technology *	8,300	93,375
Amphenol, Cl A	3,000	298,410
Apple	21,657	6,703,058
Applied Materials	36,400	2,110,836
Atlassian, Cl A *	7,612	1,118,964
Automatic Data Processing	1,930	330,783
Bel Fuse, Cl B	2,400	41,568
Belden	1,762	86,814
Benchmark Electronics	2,900	89,262
Bottomline Technologies de *	2,388	127,997
Brightcove *	17,607	152,477
CACI International, Cl A *	1,488	397,951
Cerence *	5,136	109,654
Cirrus Logic *	4,102	315,075
Cisco Systems	12,800	588,416
Digi International *	6,765	106,853
Digital Turbine *	37,813	235,953
EchoStar, Cl A *	26,286	1,048,943
Entegris	2,418	125,156
Fidelity National Information Services	3,100	445,346
Fiserv *	7,561	896,810
Five9 *	2,368	169,857
FormFactor *	16,108	407,693
Global Payments	2,292	447,971
Globant *	1,140	139,878
Hackett Group	8,092	125,062
Harmonic *	16,375	115,198
HP	42,300	901,836
Ichor Holdings *	5,833	194,764

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Infinera *	19,175	$141,320
Inphi *	2,434	184,887
Insight Enterprises *	2,094	137,932
Intel	18,500	1,182,705
International Business Machines	1,200	172,476
inTEST *	7,900	42,739
Iteris *	23,453	118,672
Itron *	2,064	168,732
Jabil	3,419	132,965
KEMET	3,100	80,724
Key Tronic *	4,800	27,840
Kimball Electronics *	4,100	66,338
KLA	4,194	695,114
Kulicke & Soffa Industries	2,200	56,958
Lam Research	2,900	864,809
Lattice Semiconductor *	5,040	93,744
Lumentum Holdings *	1,920	145,478
Mastercard, Cl A	7,555	2,386,927
MAXIMUS	1,348	96,719
Methode Electronics	4,579	149,962
Micron Technology *	10,976	582,716
Microsoft	50,696	8,629,980
MKS Instruments	2,436	255,342
Model N *	14,487	451,850
Motorola Solutions	2,128	376,656
Napco Security Technologies *	6,975	205,065
NetSol Technologies *	7,800	32,370
Nuance Communications *	16,156	305,671
NVIDIA	6,996	1,654,064
ON Semiconductor *	40,800	944,520
Oracle	23,265	1,220,249
Parsons Corp *	3,621	148,099
Paychex	4,831	414,355
Paylocity Holding *	1,180	167,430
PayPal Holdings *	6,749	768,644
Paysign *	10,119	88,440
Peloton Interactive *	3,408	110,283
Perficient *	7,592	377,322
Photronics *	16,830	215,087
Plexus *	3,152	224,170
Power Integrations	1,161	113,395
Progress Software	2,975	134,262
QAD, Cl A	4,095	210,688
Qorvo *	20,100	2,127,786
QUALCOMM	4,021	343,031
Rambus *	8,837	140,243
salesforce.com *	9,625	1,754,734
ScanSource *	4,000	139,560

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
ServiceNow *	3,978	$1,345,479
SMART Global Holdings *	3,600	108,576
StoneCo, Cl A *	2,908	126,323
Synaptics *	2,145	143,050
SYNNEX	3,008	414,382
Twilio, Cl A *	8,083	1,005,040
Ultra Clean Holdings *	7,509	172,782
Upland Software *	6,585	257,078
Varonis Systems *	1,969	164,727
Verint Systems *	3,211	186,238
VeriSign *	1,393	289,939
Viavi Solutions *	6,669	94,033
Visa, Cl A	13,626	2,711,165
Vishay Precision Group *	1,500	51,810
Wayside Technology Group	5,374	86,253
Xperi	2,700	43,443
Zix *	23,265	157,039
		55,468,644
Materials — 2.2%
Advanced Drainage Systems In	3,769	156,677
Advanced EmissionsSolutions	11,200	127,568
AdvanSix *	4,600	86,112
Air Products & Chemicals	1,818	433,975
Ball	18,953	1,368,028
CF Industries Holdings	20,671	832,628
Constellium, Cl A *	17,946	203,867
Ecolab	1,584	310,638
Ferro *	5,455	74,624
FMC	2,000	191,180
Freeport-McMoRan, Cl B	8,044	89,288
Friedman Industries	5,500	32,283
HB Fuller	962	44,454
Huntsman	27,200	559,232
International Flavors & Fragrances	73	9,571
International Paper	2,700	109,944
Kaiser Aluminum	1,396	139,809
Koppers Holdings *	8,042	252,358
Kraton *	4,200	69,090
Linde	2,932	595,577
LyondellBasell Industries, Cl A	12,100	942,106
Martin Marietta Materials	1,100	290,180
Materion	4,397	238,757
Newmont Mining	5,400	243,324
Packaging Corp of America	1,500	143,625
PPG Industries	2,294	274,913
Ryerson Holding *	5,000	51,250

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Schnitzer Steel Industries, Cl A	6,100	$98,088
Schweitzer-Mauduit International	1,700	59,551
Sherwin-Williams	2,729	1,520,026
Southern Copper	5,706	215,002
Tredegar	4,400	89,540
US Concrete *	2,831	100,755
Verso *	5,900	99,415
Vulcan Materials	1,600	226,608
Warrior Met Coal	2,800	52,808
Wheaton Precious Metals	3,727	109,760
		10,442,611
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	959	156,509
American Tower, Cl A ‡	3,200	741,568
Ashford Hospitality Trust ‡	14,400	35,424
AvalonBay Communities ‡	1,739	376,824
Braemar Hotels & Resorts ‡	6,500	51,870
CBRE Group, Cl A *	18,200	1,111,110
City Office ‡	6,100	82,472
Crown Castle International ‡	15,020	2,250,597
Digital Realty Trust ‡	900	110,691
Equinix ‡	794	468,246
Equity Residential ‡	4,985	414,154
Essential Properties Realty Trust ‡	10,714	295,814
Essex Property Trust ‡	806	249,667
Franklin Street Properties ‡	9,800	74,480
Global Medical REIT ‡	11,651	170,105
Global Net Lease ‡	3,600	74,628
Hannon Armstrong Sustainable Infrastructure Capital ‡	4,391	149,689
Healthpeak Properties ‡	2,400	86,376
Independence Realty Trust ‡	20,644	302,847
Industrial Logistics Properties Trust ‡	3,700	84,693
Iron Mountain ‡	6,879	217,445
Jernigan Capital ‡	5,372	107,386
Kite Realty Group Trust ‡	5,400	92,880
National Storage Affiliates Trust ‡	2,976	101,630
Preferred Apartment Communities, Cl A ‡	5,700	67,146
PS Business Parks ‡	1,080	180,965
Public Storage ‡	1,400	313,264
QTS Realty Trust, Cl A ‡	4,875	277,290
Redfin *	6,482	157,707
Rexford Industrial Realty ‡	6,461	311,356

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Real Estate (continued)
Sabra Health Care ‡	7,985	$171,678
SBA Communications, Cl A ‡	500	124,780
Simon Property Group ‡	2,746	365,630
Summit Hotel Properties ‡	6,100	67,649
Terreno Realty ‡	1,625	93,047
Ventas ‡	4,300	248,798
VEREIT ‡	58,000	566,080
Welltower ‡	5,400	458,514
		11,211,009
Utilities — 1.3%
Ameren	1,847	151,546
American Electric Power	3,937	410,314
Black Hills	1,757	145,884
CMS Energy	3,900	267,189
Consolidated Edison	3,400	319,600
Dominion Energy	9,579	821,399
DTE Energy	1,829	242,544
Duke Energy	2,711	264,675
Eversource Energy	1,500	138,660
Exelon	18,414	876,323
IDACORP	1,973	221,351
New Jersey Resources	2,308	95,367
NextEra Energy	2,000	536,400
Portland General Electric	2,596	159,654
South Jersey Industries	4,457	137,276
Southern	6,898	485,619
Spire	1,895	159,786
TerraForm Power, Cl A	8,421	152,336
WEC Energy Group	3,066	306,263
Xcel Energy	4,722	326,715
		6,218,901
		241,546,964
Total Common Stock
(Cost $393,784,885)		469,477,881

PREFERRED STOCK — 0.2%
	Shares	Value
BRAZIL —0.2%
Banco do Estado do Rio Grande do Sul, 0.274%	1,300	6,117
Banco Mercantil do Brasil	1,200	4,309
Cia Paranaense de Energia, 1.019%	8,900	152,476
Itau Unibanco Holding ADR	24,962	189,960
Itausa - Investimentos Itau, 0.168%	24,817	74,116
Lojas Americanas, 0.075%	14,793	95,060
Telefonica Brasil, 0.908%	11,072	154,216
		676,254

PREFERRED STOCK (continued)
	Shares	Value
GERMANY — 0.0%
STO & KGaA, 0.247%	$800	$93,840

SOUTH AFRICA — 0.0%
Absa Bank, 36.851%	223	10,975

SOUTH KOREA — 0.0%
LG Chemical, 2.840%*	175	26,287
LG Household & Health Care, 1.430%	106	67,339
		93,626
Total Preferred Stock
(Cost $656,797)		874,695

WARRANTS — 0.0%
	Number of Warrants	Value
Ezion Holdings, Expires 04/16/23 (C)(D)	102,720	—
Paramount, Expires 07/31/24	43,120	1,842

Total Warrants
(Cost $—)		1,842

Total Investments— 98.2%
(Cost $394,441,682)		$470,354,418

A list of the open forward foreign currency contracts held by the Fund at January  31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
UBS	02/18/20	USD	3,519,400	EUR	3,895,765	$(11,600)
Brown Brothers Harriman	04/14/20	USD	574,200	GBP	753,092	(6,654)
Brown Brothers Harriman	04/30/20	USD	563,600	AUD	380,678	2,750
						$(15,504)

Percentages are based on net assets of $479,140,480.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At January 31, 2020, these securities amounted to $2,140,013 or 0.4% of net assets.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2020 was $920 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2020, was $32,392 and represented 0.0% of net assets.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2020
(Unaudited)

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	There is currently no stated rate.

ADR — American Depositary Receipt
AUD — Australian Dollar
Cl — Class
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
LP — Limited Partnership
NVDR — Non-Voting Depositary Receipt
PJSC — Private Joint Stock Company
USD — United States Dollar

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Argentina	$497,504	$—	$—	$497,504
Australia	6,514,325	—	—	6,514,325
Austria	367,050	—	—	367,050
Belgium	999,533	—	—	999,533
Bermuda	2,140,013	—	—	2,140,013
Brazil	3,958,021	—	—	3,958,021
Canada	9,002,113	—	—	9,002,113
Chile	296,165	—	—	296,165
China	26,229,718	1,535,596	—	27,765,314
Colombia	172,300	—	—	172,300
Denmark	3,251,964	—	—	3,251,964
Egypt	29,961	191,717	—	221,678
Finland	1,210,479	—	—	1,210,479
France	13,628,535	—	—	13,628,535
Germany	12,652,399	—	—	12,652,399
Greece	367,661	—	—	367,661
Hong Kong	11,042,464	104,053	32,318	11,178,835
Hungary	725,332	—	—	725,332
India	7,300,489	—	—	7,300,489
Indonesia	1,403,027	42,105	—	1,445,132
Ireland	3,711,940	—	—	3,711,940
Israel	1,553,582	43,560	—	1,597,142
Italy	5,557,179	—	—	5,557,179
Japan	25,141,822	225,573	—	25,367,395
Malaysia	1,126,992	5,422	—	1,132,414
Mexico	1,699,757	7,877	—	1,707,634
Netherlands	12,956,753	—	—	12,956,753
New Zealand	352,702	—	—	352,702
Norway	581,432	—	—	581,432
Panama	153,797	—	—	153,797
Peru	—	29,105	—	29,105
Philippines	520,939	—	—	520,939
Poland	1,205,749	—	—	1,205,749
Portugal	119,414	—	74	119,488
Puerto Rico	243,115	—	—	243,115
Russia	4,048,482	—	—	4,048,482
Saudi Arabia	314,637	575,295	—	889,932
Singapore	1,284,856	—	—	1,284,856
South Africa	1,954,553	50,411	—	2,004,964
South Korea	11,390,431	39,440	—	11,429,871
Spain	1,433,711	—	—	1,433,711
Sweden	6,230,071	—	—	6,230,071
Switzerland	8,658,316	—	—	8,658,316
Taiwan	10,319,265	—	—	10,319,265
Thailand	3,003,721	553,153	—	3,556,874
Turkey	1,243,389	—	—	1,243,389
United Arab Emirates	298,686	72,202	—	370,888

Investments in Securities	Level 1	Level 2	Level 3‡	Total
United Kingdom	$17,528,672	$—	$—	$17,528,672
United States	241,479,014	67,950	—	241,546,964
Total Common Stock	465,902,030	3,543,459	32,392	469,477,881
Preferred Stock
Brazil	671,945	4,309	—	676,254
Germany	93,840	—	—	93,840
South Africa	10,975	—	—	10,975
South Korea	26,287	67,339	—	93,626
Total Preferred Stock	803,047	71,648	—	874,695
Warrants	—	1,842	—	1,842
Total Investments in Securities	$466,705,077	$3,616,949	$32,392	$470,354,418

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$2,750	$—	$2,750
Unrealized Depreciation	—	(18,254)	—	(18,254)
Total Other Financial Instruments	$—	$(15,504)	$—	$(15,504

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
‡ A reconciliation of Level 3 investments is presented when the Fund has a significant    amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—”are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 27.0%
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 24.6%
FHLMC
5.000%, 10/01/48	$1,199,474	$1,285,412
4.500%, 06/01/47	3,359,182	3,572,964
4.000%, 02/01/46	3,122,055	3,336,370
3.500%, 07/01/44	14,411,129	15,216,873
3.000%, 03/01/47	7,429,636	7,649,245
2.500%, 11/01/31	1,224,698	1,249,975
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1511, Cl A2
3.470%, 03/25/31	580,000	647,412
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	31,641
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	71,853
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(A)	70,000	77,393
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27(A)	15,000	16,397
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	15,000	16,480
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	110,672
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	88,109
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	173,286
FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2
3.900%, 08/25/28(A)	275,000	317,021
FHLMC Multifamily Structured Pass-Through Certificates, Ser K082, Cl A2
3.920%, 09/25/28(A)	90,000	103,261
FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2
3.780%, 10/25/28(A)	130,000	147,890
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/33(A)	240,000	281,419
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	162,365

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC, Ser 2016-4639, Cl HZ
3.250%, 04/15/53	$424,757	$472,071
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	242,672	248,785
FNMA
5.000%, 06/01/48	794,441	851,348
4.500%, 06/01/46	4,900,681	5,219,615
4.000%, 03/01/47	6,358,101	6,702,068
3.820%, 11/01/30	300,000	344,302
3.500%, 07/01/49	8,789,498	9,161,859
3.450%, 05/01/34	220,000	248,399
3.260%, 09/01/24	470,006	497,958
3.210%, 11/01/37	307,831	336,708
3.201%, 09/01/27	215,405	233,589
3.170%, 02/01/30	246,750	268,780
3.110%, 02/01/28	215,000	233,582
3.020%, 06/01/28	240,417	258,176
3.010%, 04/01/28	215,000	232,426
3.000%, 10/01/46	11,517,093	11,839,008
2.960%, 04/01/27	196,182	209,509
2.950%, 11/01/27	270,000	289,869
2.900%, 12/01/27	75,000	80,119
2.880%, 12/01/27	50,000	53,560
2.780%, 05/01/28	212,778	226,497
2.710%, 12/01/27	180,850	190,288
2.500%, 11/01/26	6,745,124	6,847,613
2.000%, 01/01/24	618,518	620,719
FNMA or FHLMC TBA
2.500%, 02/01/43	1,525,000	1,548,608
FNMA TBA
5.000%, 02/01/38	25,000	26,786
3.000%,	1,475,000	1,508,431
FNMA, Ser 2015-M17, Cl A2
3.031%, 11/25/25(A)	90,000	94,712
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	151,330
FNMA, Ser 2017-M14, Cl A2
2.972%, 11/25/27(A)	240,000	256,870
FNMA, Ser 2017-M15, Cl A2
3.058%, 09/25/27(A)	40,000	42,956
FNMA, Ser 2017-M3, Cl A2
2.566%, 12/25/26(A)	110,000	115,055
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/27(A)	85,000	90,861
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	195,891	204,936
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	278,549	287,738
FNMA, Ser 2018-86, Cl JA
4.000%, 05/25/47	208,538	217,152
FNMA, Ser 2018-94, Cl KD
3.500%, 12/25/48	119,449	123,219
FNMA, Ser 2018-M1, Cl A2
2.985%, 12/25/27(A)	65,000	69,995
FNMA, Ser 2018-M10, Cl A2
3.384%, 07/25/28(A)	25,000	27,622
FNMA, Ser 2018-M2, Cl A2
2.999%, 01/25/28(A)	160,000	171,582
FNMA, Ser 2018-M7, Cl A2
3.150%, 03/25/28(A)	100,000	108,379
FNMA, Ser 2018-M8, Cl A2
3.436%, 06/25/28(A)	55,000	60,694
FNMA, Ser M12, Cl A2
2.885%, 05/25/29(A)	500,000	535,655

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
GNMA
5.000%, 04/20/47	$441,259	$471,903
4.500%, 06/20/47	978,319	1,045,042
4.384%, 10/20/65(A)	229,953	233,230
4.313%, 04/20/63(A)	333,790	337,927
4.000%, 09/20/48	1,100,176	1,151,255
3.500%, 02/20/48	2,878,234	2,990,169
3.000%, 10/20/46	1,724,676	1,777,316
2.500%, 11/20/49	273,895	274,055
GNMA TBA
3.000%, 03/15/43	750,000	770,438
GNMA, Ser 2015-H13, Cl FG
2.094%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	54,663	54,524
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	216,958	226,756
		95,198,082
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.4%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
2.391%, VAR ICE LIBOR USD 1 Month+0.730%, 11/25/35	503,303	517,226
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
3.924%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	301,277	308,879
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/38(A) (B)	185,000	212,369
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/62	150,000	159,777
BANK, Ser 2019-BN24, Cl A3
2.960%, 11/15/62	70,000	74,546
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/32(B)	110,000	110,633
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(B)	360,000	360,123
BCAP Trust, Ser 2015-RR5, Cl 1A3
1.839%, 08/26/36(A) (B)	242,809	239,292
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
1.871%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	524,770	498,381
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
1.831%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	430,968	419,801
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/41(B)	55,000	59,075
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	136,436

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39(B)	$105,000	$110,382
CIM Trust, Ser 2017-2, Cl A1
3.781%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/57(B)	431,559	436,862
CIM Trust, Ser 2019-R4, Cl A1
3.000%, 10/25/59(A) (B)	539,150	542,262
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl A4
3.102%, 12/15/72	165,000	176,576
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/52	185,000	197,368
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
4.217%, 08/25/35(A)	305,638	279,435
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	331,923
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/45(B)	115,000	121,445
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(B)	110,000	113,312
GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5
2.911%, 02/13/53	75,000	79,223
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
1.854%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	516,341	481,503
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/39(B)	115,000	124,173
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/41(A) (B)	115,000	121,955
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	180,000	194,207
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/39(B)	110,000	120,046
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 01/15/25(B)	115,000	119,071
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A) (B)	100,037	101,964
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54(B)	145,000	148,014
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A) (B)	38,817	39,162

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A) (B)	$65,333	$66,813
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A) (B)	145,342	149,524
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A) (B)	105,000	111,474
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
4.019%, 09/25/34(A)	222,647	223,407
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
1.851%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	500,730	481,877
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(B)	265,000	277,108
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29(B)	115,000	116,116
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2005-AR17, Cl A1A1
2.332%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/45	389,540	381,929
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
1.921%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	437,525	428,768
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
1.991%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	375,367	374,383
		9,546,820
Total Mortgage-Backed Securities
(Cost $102,666,034)		104,744,902

CORPORATE OBLIGATIONS — 24.0%
COMMUNICATION SERVICES — 2.0%
AT&T
5.450%, 03/01/47	70,000	88,502
5.250%, 03/01/37	155,000	189,757
4.900%, 08/15/37	185,000	219,938
4.850%, 03/01/39	156,000	185,007
4.800%, 06/15/44	375,000	438,515
4.750%, 05/15/46	25,000	28,945
4.500%, 03/09/48	60,000	67,609
4.350%, 06/15/45	10,000	11,061

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
COMMUNICATION SERVICES (continued)
3.900%, 03/11/24	$250,000	$268,221
3.600%, 07/15/25	250,000	269,124
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(B)	235,000	253,379
CCO Holdings
5.375%, 06/01/29(B)	44,000	47,080
CenturyLink
4.000%, 02/15/27(B)	23,000	23,189
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(B)	200,000	201,750
Comcast
3.150%, 02/15/28	250,000	267,896
2.650%, 02/01/30	110,000	113,434
CSC Holdings
5.500%, 05/15/26(B)	200,000	209,541
Intelsat Jackson Holdings
9.750%, 07/15/25(B)	190,000	161,975
8.500%, 10/15/24(B)	43,000	36,120
Level 3 Financing
5.375%, 05/01/25	44,000	45,430
4.625%, 09/15/27(B)	23,000	23,633
NBCUniversal Enterprise
5.250%, 06/19/67(B)	170,000	175,464
Northwestern Mutual Life
3.625%, 09/30/59 (B)	90,000	96,551
Ooredoo International Finance MTN
3.250%, 02/21/23(B)	200,000	204,285
Prosus
6.000%, 07/18/20(B)	355,000	359,881
4.850%, 07/06/27(B)	200,000	220,618
3.680%, 01/21/30(B)	200,000	206,708
Qwest
7.250%, 09/15/25	65,000	74,856
Sprint
7.875%, 09/15/23	31,000	32,934
7.625%, 02/15/25	11,000	11,481
Sprint Communications
7.000%, 03/01/20(B)	169,000	169,524
Sprint Spectrum
5.152%, 03/20/28(B)	250,000	272,500
3.360%, 09/20/21(B)	164,063	165,396
TEGNA
6.375%, 10/15/23	60,000	61,308
Time Warner Cable
5.875%, 11/15/40	200,000	242,198
5.500%, 09/01/41	100,000	114,982
4.500%, 09/15/42	180,000	188,752
T-Mobile USA
6.000%, 03/01/23	93,000	94,700
6.000%, 04/15/24	45,000	46,322
4.500%, 02/01/26	30,000	30,853
0.000%, 01/15/24(C)(D) (E)	45,000	—
0.000%, 03/01/25(C)(D) (E)	45,000	—
0.000%, 01/15/26(C)(D) (E)	30,000	—
Verizon Communications
5.250%, 03/16/37	250,000	324,820

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
COMMUNICATION SERVICES (continued)
4.272%, 01/15/36	$250,000	$292,914
3.125%, 03/16/22	150,000	154,498
ViacomCBS
2.900%, 01/15/27	250,000	255,324
Virgin Media Secured Finance
5.500%, 05/15/29(B)	65,000	68,412
Vodafone Group
5.250%, 05/30/48	115,000	144,907
4.875%, 06/19/49	163,000	194,983
4.250%, 09/17/50	35,000	38,028
Walt Disney
3.700%, 10/15/25	250,000	274,868
		7,668,173
CONSUMER DISCRETIONARY — 2.3%
Alimentation Couche-Tard
3.550%, 07/26/27(B)	165,000	175,742
Amazon.com
4.250%, 08/22/57	180,000	230,897
3.875%, 08/22/37	250,000	293,206
American Honda Finance MTN
2.350%, 01/08/27	500,000	507,682
1.700%, 09/09/21	500,000	500,413
American University
3.672%, 04/01/49	250,000	285,426
Cargill
3.250%, 05/23/29(B)	500,000	544,393
Churchill Downs
5.500%, 04/01/27(B)	44,000	46,420
4.750%, 01/15/28(B)	40,000	41,200
Daimler Finance North America
2.200%, 10/30/21(B)	175,000	175,839
2.000%, 07/06/21(B)	1,115,000	1,116,115
El Puerto de Liverpool
3.875%, 10/06/26(B)	390,000	403,264
Ford Motor Credit
5.875%, 08/02/21	170,000	178,426
5.750%, 02/01/21	445,000	460,015
5.596%, 01/07/22	458,000	483,622
3.813%, 10/12/21	80,000	81,639
3.336%, 03/18/21	200,000	202,277
2.728%, 10/12/21	180,000	178,999
2.343%, 11/02/20	175,000	175,459
General Motors
5.000%, 04/01/35	170,000	182,296
General Motors Financial
4.200%, 11/06/21	40,000	41,384
3.200%, 07/13/20	225,000	225,978
3.150%, 06/30/22	85,000	86,974
2.900%, 02/26/25	80,000	80,853
2.650%, 04/13/20	180,000	180,241
Georgetown University
5.215%, 10/01/18	50,000	67,943
4.315%, 04/01/49	50,000	63,893
Hasbro
3.900%, 11/19/29	10,000	10,378
3.550%, 11/19/26	55,000	57,309
Home Depot
3.900%, 06/15/47	250,000	292,777

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Hyundai Capital America MTN
3.000%, 10/30/20(B)	$260,000	$262,029
Lowe's
4.050%, 05/03/47	250,000	280,646
Reynolds American
5.850%, 08/15/45	255,000	303,767
SACI Falabella
3.750%, 04/30/23(B)	200,000	205,160
Toyota Motor
2.358%, 07/02/24	105,000	107,762
Whirlpool MTN
4.850%, 06/15/21	140,000	145,385
Whirlpool
4.750%, 02/26/29	115,000	132,149
		8,807,958
CONSUMER STAPLES — 2.4%
Altria Group
4.400%, 02/14/26	90,000	99,418
Anheuser-Busch
4.900%, 02/01/46	155,000	192,637
4.700%, 02/01/36	78,000	93,601
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	295,215
2.625%, 01/17/23	750,000	771,308
Archer-Daniels-Midland
2.500%, 08/11/26	250,000	258,482
Bacardi
5.300%, 05/15/48(B)	310,000	381,403
4.700%, 05/15/28(B)	65,000	73,502
Bausch Health
5.250%, 01/30/30(B)	80,000	81,500
5.000%, 01/30/28(B)	80,000	81,000
Bayer US Finance II
4.375%, 12/15/28(B)	250,000	281,353
3.875%, 12/15/23(B)	145,000	154,864
Bunge Finance
3.250%, 08/15/26	250,000	255,495
CK Hutchison International 16
2.750%, 10/03/26(B)	200,000	204,672
Clorox
3.900%, 05/15/28	250,000	282,680
ERAC USA Finance
2.700%, 11/01/23(B)	1,000,000	1,023,772
Kraft Heinz Foods
5.000%, 06/04/42	235,000	261,098
4.875%, 10/01/49(B)	350,000	382,781
Kroger
5.400%, 01/15/49	120,000	149,390
2.650%, 10/15/26	250,000	255,301
PepsiCo
4.000%, 05/02/47	250,000	301,957
Procter & Gamble
3.500%, 10/25/47	250,000	301,248
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	194,385
2.746%, 10/01/26	335,000	356,510

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
CONSUMER STAPLES (continued)
Rite Aid
6.125%, 04/01/23(B)	$70,000	$100,375
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	514,306
Spectrum Brands
5.750%, 07/15/25	40,000	41,550
Stanford Health Care
3.795%, 11/15/48	250,000	298,234
Sysco
3.250%, 07/15/27	250,000	268,041
Walgreen
4.400%, 09/15/42	220,000	229,426
Walmart
4.750%, 10/02/43	500,000	645,900
2.650%, 12/15/24	400,000	417,395
		9,248,799
ENERGY — 2.1%
Antero Resources
5.625%, 06/01/23	15,000	10,800
5.125%, 12/01/22	41,000	35,362
5.000%, 03/01/25	117,000	77,197
Canadian Natural Resources
3.850%, 06/01/27	50,000	53,381
Chevron
2.566%, 05/16/23	450,000	462,553
CNPC General Capital
3.950%, 04/19/22(B)	200,000	207,915
ConocoPhillips
4.150%, 11/15/34	250,000	285,385
Dolphin Energy
5.500%, 12/15/21(B)	200,000	209,588
Energy Transfer Operating
6.050%, 06/01/41	315,000	362,602
5.875%, 01/15/24	50,000	55,790
5.500%, 06/01/27	80,000	91,872
5.300%, 04/15/47	20,000	21,169
EOG Resources
2.625%, 03/15/23	406,000	416,244
EQM Midstream Partners
4.125%, 12/01/26	275,000	248,037
Equities
3.900%, 10/01/27	25,000	19,985
Gulfport Energy
6.375%, 05/15/25	14,000	7,000
Kinder Morgan
5.625%, 11/15/23(B)	400,000	447,101
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	247,031
Nevada Power
3.125%, 08/01/50	250,000	253,117
Occidental Petroleum
3.000%, 02/15/27	250,000	254,467
2.600%, 08/13/21	150,000	151,563
Petroleos Mexicanos MTN
6.750%, 09/21/47	230,000	232,760
Petroleos Mexicanos
7.690%, 01/23/50(B)	270,000	296,622

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
ENERGY (continued)
6.625%, 06/15/35	$60,000	$62,490
Phillips 66
4.300%, 04/01/22	500,000	525,620
Plains All American Pipeline
4.650%, 10/15/25	140,000	152,985
Range Resources
5.000%, 03/15/23	105,000	90,302
4.875%, 05/15/25	60,000	46,800
Rockies Express Pipeline
6.875%, 04/15/40(B)	40,000	42,680
5.625%, 04/15/20(B)	180,000	180,900
Ruby Pipeline
6.500%, 04/01/22(B)	183,712	192,684
Saudi Arabian Oil Company MTN
4.375%, 04/16/49(B)	200,000	225,298
Shell International Finance BV
1.750%, 09/12/21	500,000	501,305
SM Energy
6.125%, 11/15/22	85,000	84,150
5.625%, 06/01/25	40,000	36,200
5.000%, 01/15/24	5,000	4,562
Sunoco Logistics Partners Operations
5.400%, 10/01/47	85,000	91,985
3.900%, 07/15/26	200,000	209,490
Targa Resources Partners
6.875%, 01/15/29	20,000	22,038
TC PipeLines
4.650%, 06/15/21	400,000	411,169
Thaioil Treasury Center MTN
4.875%, 01/23/43(B)	200,000	244,479
TransMontaigne Partners
6.125%, 02/15/26	23,000	23,058
Transocean Guardian
5.875%, 01/15/24(B)	87,676	89,539
Transocean Pontus
6.125%, 08/01/25(B)	54,290	55,919
Transocean Poseidon
6.875%, 02/01/27(B)	55,000	57,475
Transocean Proteus
6.250%, 12/01/24(B)	25,900	26,612
Transportadora de Gas Internacional ESP
5.550%, 11/01/28(B)	200,000	231,861
USA Compression Partners
6.875%, 09/01/27	27,000	28,145
WPX Energy
4.500%, 01/15/30	135,000	135,840
		8,221,127
FINANCIALS — 5.4%
American Express
2.500%, 07/30/24	215,000	220,630
American Express Credit MTN
2.700%, 03/03/22	750,000	765,257
Ardonagh Midco 3
8.625%, 07/15/23(B)	200,000	205,470

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
FINANCIALS (continued)
Banco Santander Chile
3.875%, 09/20/22(B)	$180,000	$186,750
2.700%, 01/10/25(B)	150,000	150,751
Bangkok Bank MTN
4.050%, 03/19/24(B)	405,000	433,758
Bank of America
3.004%, 12/20/23	70,000	72,102
2.738%, 01/23/22	185,000	186,693
Bank of America MTN
3.970%, 03/05/29	500,000	556,378
3.559%, 04/23/27	470,000	506,079
3.499%, 05/17/22	400,000	409,003
3.300%, 01/11/23	500,000	522,332
Bank of New York Mellon MTN
3.500%, 04/28/23	500,000	528,127
Bayer US Finance II
4.625%, 06/25/38(B)	100,000	116,852
Berkshire Hathaway Finance
4.200%, 08/15/48	250,000	301,977
BNP Paribas
2.819%, 11/19/25(B)	320,000	328,305
Capital One
2.250%, 09/13/21	500,000	503,539
2.150%, 09/06/22	250,000	251,943
Capital One Bank USA
3.375%, 02/15/23	500,000	519,976
Citigroup
3.980%, 03/20/30	250,000	279,416
Discover Bank
4.250%, 03/13/26	250,000	274,625
DNB Bank
2.150%, 12/02/22(B)	370,000	373,431
Farmers Insurance Exchange
8.625%, 05/01/24(B)	315,000	381,173
Fifth Third Bancorp
3.950%, 03/14/28	250,000	280,467
Goldman Sachs Bank USA NY
2.149%, 05/24/21	125,000	125,122
Goldman Sachs Group
6.750%, 10/01/37	115,000	164,302
3.750%, 05/22/25	500,000	538,312
3.272%, 09/29/25	190,000	199,635
HSBC Holdings
4.300%, 03/08/26	250,000	277,014
Huntington Bancshares
2.625%, 08/06/24	205,000	210,542
Intercontinental Exchange
2.750%, 12/01/20	500,000	503,629
JPMorgan Chase
4.625%, 05/10/21	180,000	186,631
4.350%, 08/15/21	400,000	415,939
3.875%, 09/10/24	500,000	540,414
3.509%, 01/23/29	250,000	271,155
2.739%, 10/15/30	340,000	349,031
2.550%, 10/29/20	500,000	502,645
KeyCorp MTN
2.900%, 09/15/20	500,000	503,339
2.550%, 10/01/29	250,000	251,050

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
FINANCIALS (continued)
Lloyds Banking Group
4.344%, 01/09/48	$330,000	$369,528
2.907%, 11/07/23	315,000	321,647
2.858%, 03/17/23	200,000	203,191
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	32,724
Morgan Stanley MTN
3.700%, 10/23/24	180,000	194,034
3.125%, 07/27/26	250,000	264,690
2.233%, 01/20/23	220,000	220,295
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	182,945
3.400%, 02/07/28	250,000	273,743
Nationwide Building Society MTN
3.622%, 04/26/23(B)	200,000	206,717
Nationwide Mutual Insurance
4.184%, 12/15/24(B)	400,000	400,185
Navient MTN
8.000%, 03/25/20	58,000	58,406
Navient
5.000%, 03/15/27	70,000	69,825
PNC Bank
3.100%, 10/25/27	250,000	266,926
Raymond James Financial
4.950%, 07/15/46	120,000	147,903
Santander UK
5.000%, 11/07/23(B)	55,000	59,815
Santander UK Group Holdings
5.625%, 09/15/45(B)	200,000	252,030
4.796%, 11/15/24	75,000	81,759
2.875%, 08/05/21	200,000	202,467
Societe Generale MTN
2.625%, 01/22/25(B)	310,000	313,445
Standard Chartered
2.819%, 01/30/26(B)	260,000	263,277
Sumitomo Mitsui Financial Group
3.040%, 07/16/29	200,000	210,033
2.696%, 07/16/24	200,000	205,499
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(B)	350,000	369,938
Toronto-Dominion Bank MTN
2.650%, 06/12/24	265,000	274,580
Truist Financial MTN
3.750%, 12/06/23	500,000	534,144
Truist Financial
4.000%, 05/01/25	250,000	275,246
U.S. Bancorp MTN
3.150%, 04/27/27	250,000	268,709
University of Pennsylvania
3.610%, 02/15/19	60,000	68,218
Wells Fargo
3.069%, 01/24/23	500,000	511,166

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
FINANCIALS (continued)
Wells Fargo MTN
2.406%, 10/30/25	$300,000	$304,664
Wells Fargo Bank
2.082%, 09/09/22	60,000	60,255
		20,861,798
HEALTH CARE — 2.8%
Abbott Laboratories
3.750%, 11/30/26	282,000	313,063
AbbVie
4.400%, 11/06/42	200,000	226,300
4.250%, 11/21/49(B)	195,000	211,933
3.600%, 05/14/25	250,000	267,197
Aetna
2.800%, 06/15/23	225,000	231,086
Allergan Funding SCS
4.850%, 06/15/44	125,000	147,816
Allergan Sales
5.000%, 12/15/21(B)	100,000	104,821
Amgen
4.400%, 05/01/45	190,000	219,720
3.625%, 05/15/22	500,000	517,689
Anthem
3.650%, 12/01/27	190,000	205,114
Bayer US Finance II
4.875%, 06/25/48(B)	225,000	274,573
Becton Dickinson
2.894%, 06/06/22	125,000	127,881
2.404%, 06/05/20	125,000	125,175
Boston Scientific
3.450%, 03/01/24	500,000	528,686
Bristol-Myers Squibb
3.875%, 08/15/25(B)	250,000	274,201
Cigna
4.125%, 11/15/25	350,000	385,331
3.050%, 10/15/27(B)	175,000	181,587
3.000%, 07/15/23(B)	500,000	515,263
Corning
5.450%, 11/15/79	180,000	206,607
CVS Health
5.125%, 07/20/45	195,000	235,078
5.050%, 03/25/48	450,000	545,464
4.300%, 03/25/28	70,000	77,566
2.800%, 07/20/20	1,000,000	1,003,597
Elanco Animal Health
4.900%, 08/28/28	92,000	105,731
Eli Lilly
3.375%, 03/15/29	250,000	274,498
Encompass Health
4.750%, 02/01/30	57,000	59,280
Gilead Sciences
4.000%, 09/01/36	250,000	286,848
3.500%, 02/01/25	250,000	267,962
HCA
5.875%, 02/01/29	31,000	36,583
5.250%, 04/15/25	120,000	136,312
5.125%, 06/15/39	110,000	126,862
4.750%, 05/01/23	36,000	38,943
Johnson & Johnson
3.500%, 01/15/48	250,000	286,824

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
HEALTH CARE (continued)
Medtronic
3.500%, 03/15/25	$500,000	$541,400
Molina Healthcare
5.375%, 11/15/22	35,000	37,060
4.875%, 06/15/25(B)	8,000	8,160
Partners Healthcare
3.342%, 07/01/60	180,000	187,793
Stryker
3.650%, 03/07/28	100,000	110,089
Teleflex
4.625%, 11/15/27	32,000	33,680
Tenet Healthcare
4.875%, 01/01/26(B)	19,000	19,701
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25(B)	200,000	210,504
UnitedHealth Group
4.750%, 07/15/45	170,000	212,817
Universal Health Services
4.750%, 08/01/22(B)	230,000	231,586
WellCare Health Plans
5.375%, 08/15/26(B)	47,000	49,761
Zimmer Biomet Holdings
2.653%, 03/19/21	190,000	190,039
Zoetis
3.250%, 02/01/23	385,000	400,387
		10,778,568
INDUSTRIALS — 3.2%
3M MTN
3.125%, 09/19/46	250,000	246,506
AerCap Ireland Capital DAC
4.500%, 05/15/21	190,000	196,246
3.950%, 02/01/22	200,000	207,000
Air Lease
3.500%, 01/15/22	180,000	185,473
Air Lease MTN
3.750%, 06/01/26	185,000	197,822
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA
3.600%, 09/22/27	291,982	315,232
Avolon Holdings Funding
3.950%, 07/01/24(B)	25,000	26,324
2.875%, 02/15/25(B)	150,000	151,317
BAT Capital
4.540%, 08/15/47	165,000	170,572
2.789%, 09/06/24	380,000	387,914
Boeing
3.650%, 03/01/47	250,000	259,564
Burlington Northern Santa Fe
3.900%, 08/01/46	250,000	287,534
3.550%, 02/15/50	225,000	248,308
Caterpillar Financial Services MTN
2.150%, 11/08/24	70,000	71,070
Clean Harbors
5.125%, 07/15/29(B)	92,000	97,980

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
INDUSTRIALS (continued)
CNH Industrial Capital
4.375%, 04/05/22	$120,000	$125,517
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	65,523	66,534
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	199,332	213,308
CSX
4.750%, 05/30/42	250,000	308,293
Eaton
3.103%, 09/15/27	300,000	319,862
2.750%, 11/02/22	500,000	513,635
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	209,950
Equifax
7.000%, 07/01/37	20,000	27,129
3.300%, 12/15/22	55,000	57,021
FedEx
4.050%, 02/15/48	250,000	253,550
3.875%, 08/01/42	250,000	249,636
GATX
3.250%, 09/15/26	250,000	259,004
GE Capital International Funding Unlimited
4.418%, 11/15/35	630,000	709,601
2.342%, 11/15/20	545,000	546,840
General Dynamics
1.875%, 08/15/23	500,000	504,756
General Electric
4.125%, 10/09/42	20,000	21,849
General Electric MTN
5.300%, 02/11/21	35,000	36,068
4.625%, 01/07/21	240,000	245,851
GFL Environmental
5.125%, 12/15/26(B)	33,000	33,985
Icahn Enterprises
5.250%, 05/15/27(B)	65,000	65,244
IHS Markit
5.000%, 11/01/22(B)	37,000	39,639
4.750%, 08/01/28	125,000	143,235
4.000%, 03/01/26(B)	24,000	25,815
John Deere Capital MTN
2.600%, 03/07/24	50,000	51,699
Lockheed Martin
4.500%, 05/15/36	250,000	309,499
Matthews International
5.250%, 12/01/25(B)	37,000	37,000
Mexico City Airport Trust
5.500%, 07/31/47(B)	200,000	219,300
Molex Electronic Technologies
3.900%, 04/15/25(B)	87,000	91,214
Norfolk Southern
4.450%, 06/15/45	250,000	298,922
Northrop Grumman
3.250%, 01/15/28	250,000	267,601

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
INDUSTRIALS (continued)
Owens Corning
4.200%, 12/01/24	$95,000	$102,675
Park Aerospace Holdings
5.500%, 02/15/24(B)	40,000	44,184
5.250%, 08/15/22(B)	170,000	181,852
4.500%, 03/15/23(B)	95,000	100,733
Republic Services
3.550%, 06/01/22	250,000	259,075
Reynolds Group Issuer
5.750%, 10/15/20	174,439	174,841
Ryder System MTN
2.500%, 09/01/24	115,000	117,341
Southwest Airlines
3.450%, 11/16/27	375,000	402,313
TTX MTN
3.900%, 02/01/45(B)	400,000	453,294
Union Pacific
4.150%, 01/15/45	250,000	284,911
United Technologies
4.500%, 06/01/42	250,000	313,872
3.750%, 11/01/46	425,000	486,213
Univar Solutions USA
5.125%, 12/01/27(B)	65,000	67,437
Waste Management
3.500%, 05/15/24	250,000	266,351
Waste Pro USA
5.500%, 02/15/26(B)	32,000	32,875
		12,588,386
INFORMATION TECHNOLOGY — 0.5%
Apple
2.200%, 09/11/29	170,000	171,323
2.050%, 09/11/26	190,000	191,877
Broadcom
3.625%, 01/15/24	150,000	156,929
3.000%, 01/15/22	315,000	320,614
Hewlett Packard Enterprise
6.200%, 10/15/35	160,000	200,038
Intel
2.875%, 05/11/24	500,000	524,357
Microchip Technology
4.333%, 06/01/23	95,000	101,407
Oracle
2.950%, 11/15/24	250,000	263,152
SS&C Technologies
5.500%, 09/30/27(B)	33,000	34,907
Texas Instruments
2.250%, 09/04/29	60,000	60,463
		2,025,067
MATERIALS — 1.1%
Air Liquide Finance
2.500%, 09/27/26(B)	250,000	257,588
Albemarle
4.150%, 12/01/24	250,000	272,005
Amcor Finance USA
3.625%, 04/28/26(B)	200,000	212,053
Berry Global
4.875%, 07/15/26(B)	26,000	27,166

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
MATERIALS (continued)
Braskem America Finance
7.125%, 07/22/41(B)	$280,000	$335,566
Freeport-McMoRan
3.550%, 03/01/22	337,000	340,791
Graphic Packaging International
4.750%, 07/15/27(B)	35,000	37,800
International Flavors & Fragrances
5.000%, 09/26/48	160,000	189,636
International Paper
3.800%, 01/15/26	250,000	272,346
Koppers
6.000%, 02/15/25(B)	50,000	51,225
LYB International Finance II BV
3.500%, 03/02/27	250,000	265,444
Methanex
5.250%, 03/01/22	180,000	190,225
5.250%, 12/15/29	180,000	190,873
Nutrien
3.375%, 03/15/25	250,000	264,443
OCP
5.625%, 04/25/24(B)	200,000	221,850
Orbia Advance
6.750%, 09/19/42(B)	205,000	250,205
Sealed Air
4.875%, 12/01/22(B)	55,000	57,888
Sherwin-Williams
3.125%, 06/01/24	250,000	261,981
Sociedad Quimica y Minera de Chile
4.250%, 01/22/50(B)	200,000	200,260
Steel Dynamics
3.450%, 04/15/30	20,000	20,617
Syngenta Finance
3.698%, 04/24/20(B)	245,000	245,508
		4,165,470
REAL ESTATE — 0.6%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	216,789
American Tower
3.550%, 07/15/27	250,000	266,993
Boston Properties
3.200%, 01/15/25	250,000	263,974
ERP Operating
3.250%, 08/01/27	250,000	268,876
GLP Capital
5.375%, 04/15/26	150,000	170,205
5.300%, 01/15/29	215,000	247,964
4.000%, 01/15/30	5,000	5,277
3.350%, 09/01/24	15,000	15,527
iStar
4.750%, 10/01/24	15,000	15,600
4.250%, 08/01/25	195,000	195,975
Lamar Media
4.000%, 02/15/30(B)	25,000	25,187
3.750%, 02/15/28(B)	70,000	70,468

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
REAL ESTATE (continued)
SBA Communications
4.875%, 09/01/24	$38,000	$39,282
SL Green Operating Partnership
3.250%, 10/15/22	125,000	128,693
Ventas Realty
3.250%, 10/15/26	450,000	471,315
		2,402,125
UTILITIES — 1.6%
Acwa Power Management And Investments One
5.950%, 12/15/39(B)	330,000	358,116
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	270,243
Boston Gas
3.001%, 08/01/29(B)	35,000	36,824
Connecticut Light & Power
4.000%, 04/01/48	250,000	298,242
Duke Energy Carolinas
4.250%, 12/15/41	500,000	593,520
Enel Americas
4.000%, 10/25/26	40,000	42,500
Enel Generacion Chile
4.250%, 04/15/24	45,000	47,633
Florida Power & Light
3.950%, 03/01/48	190,000	226,096
3.150%, 10/01/49	95,000	101,382
Georgia Power
4.300%, 03/15/43	250,000	292,040
ITC Holdings
3.650%, 06/15/24	204,000	216,787
Metropolitan Edison
4.000%, 04/15/25(B)	400,000	430,568
NextEra Energy Capital Holdings
2.750%, 11/01/29	250,000	255,343
NiSource
2.650%, 11/17/22	150,000	152,767
PacifiCorp
5.750%, 04/01/37	250,000	345,054
4.150%, 02/15/50	250,000	300,430
PNM Resources
3.250%, 03/09/21	190,000	192,726
PPL Electric Utilities
3.000%, 10/01/49	60,000	60,263
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	578,396
Public Service of Colorado
4.100%, 06/15/48	250,000	306,867
Public Service of Oklahoma
4.400%, 02/01/21	300,000	307,129
Southern Gas Capital
2.450%, 10/01/23	400,000	408,472
Transelec
4.250%, 01/14/25(B)	200,000	211,500
Virginia Electric & Power
4.450%, 02/15/44	250,000	309,532

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount (1)	Value
UTILITIES (continued)
2.875%, 07/15/29	30,000	$31,497
		6,373,927
Total Corporate Obligations
(Cost $88,058,167)		93,141,398

SOVEREIGN DEBT — 19.4%
Argentina Bonar Bond
42.620%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	30,409
Argentina POM Politica Monetaria
58.742%, VAR Argentina Central Bank 7 Day Repo Rate0.000%, 06/21/20	ARS	1,095,600	12,438
Argentina Treasury Bill
1665.542%, 03/11/20 (F)	ARS	1,105,930	14,403
591.233%, 04/08/20 (F)	ARS	3,445,590	41,728
332.259%, 08/27/20 (F)	ARS	2,488,340	40,869
329.560%, 05/13/20 (F)	ARS	1,570,619	25,535
145.791%, 02/26/20 (F)	ARS	2,046,730	28,539
37.663%, VAR 30-35d Argentina BADLAR Private Banks+1.000%, 02/28/20	ARS	7,150,640	118,629
37.659%, VAR 30-35d Argentina BADLAR Private Banks+1.750%, 05/28/20	ARS	9,241,974	153,324
36.438%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 08/28/20	ARS	5,228,610	89,128
0.495%, 04/28/20 (F)	ARS	12,975,300	189,763
Argentina Treasury Bills
53.649%, 03/30/20 (F)	ARS	29,997,200	490,463
6.334%, 10/29/20 (F)	ARS	5,004,480	80,533
5.674%, 05/28/20 (F)	ARS	842,800	15,940
-2.205%, 07/29/20 (F)	ARS	8,486,500	179,323
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	28,522,000	230,101
16.000%, 10/17/23	ARS	32,584,000	199,980
15.500%, 10/17/26	ARS	57,109,000	316,264
Argentine Republic Government International Bond
7.625%, 04/22/46		150,000	63,975
7.500%, 04/22/26		225,000	102,488
Bank of Thailand Bill
4.964%, 08/06/20 (F)	THB	7,960,000	253,897
4.956%, 03/12/20 (F)	THB	6,001,000	192,291
4.907%, 07/02/20 (F)	THB	6,780,000	216,502
Bank of Thailand Bond
1.950%, 11/26/20	THB	43,938,000	1,418,844
1.820%, 08/27/20	THB	40,931,000	1,318,041
1.770%, 03/27/20	THB	5,908,000	189,708
1.570%, 09/25/20	THB	21,621,000	695,550

SOVEREIGN DEBT (continued)
	Face Amount (1)		Value
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/20	ARS	83,000	$2,622
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 02/13/20		359,000	229,850
Brazil Letras do Tesouro Nacional
5.773%, 07/01/21 (F)	BRL	160,000	35,050
5.666%, 04/01/21 (F)	BRL	420,000	93,207
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	9,652,000	2,361,515
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	24,640,000	6,832,673
Colombian TES
10.000%, 07/24/24	COP	971,000,000	338,714
7.750%, 09/18/30	COP	3,223,600,000	1,076,513
7.000%, 05/04/22	COP	75,000,000	22,966
Ghana Government International Bond
24.750%, 03/01/21	GHS	100,000	19,444
24.750%, 07/19/21	GHS	100,000	19,587
21.500%, 03/09/20	GHS	50,000	9,198
19.750%, 03/25/24	GHS	960,000	172,473
19.750%, 03/15/32	GHS	2,890,000	488,210
19.000%, 11/02/26	GHS	2,890,000	501,413
18.750%, 01/24/22	GHS	960,000	171,573
18.500%, 06/01/20	GHS	50,000	9,206
18.250%, 09/21/20	GHS	100,000	18,433
17.600%, 11/28/22	GHS	50,000	8,618
16.500%, 03/22/21	GHS	150,000	26,988
16.250%, 05/17/21	GHS	340,000	60,611
Indonesia Government International Bond
3.700%, 01/08/22(B)		200,000	206,116
Indonesia Treasury Bond
9.000%, 03/15/29	IDR	2,485,000,000	207,462
8.375%, 03/15/24	IDR	9,460,000,000	4,733,286
8.375%, 09/15/26	IDR	6,383,000,000	3,752,862
Japan Treasury Discount Bill
0.000%, 02/03/20 (F)	JPY	135,900,000	1,254,221
0.000%, 02/10/20 (F)	JPY	333,800,000	3,080,699
0.000%, 02/25/20 (F)	JPY	231,800,000	2,139,411
0.000%, 03/10/20 (F)	JPY	54,800,000	505,802
0.000%, 04/06/20 (F)	JPY	222,600,000	2,054,797
0.000%, 04/10/20 (F)	JPY	56,400,000	520,631
0.000%, 05/11/20 (F)	JPY	48,000,000	443,151
0.000%, 05/20/20 (F)	JPY	4,500,000	41,547
0.000%, 07/10/20 (F)	JPY	66,900,000	617,813
0.000%, 09/23/20 (F)	JPY	51,000,000	471,150
Korea Monetary Stabilization Bond
2.140%, 06/02/20	KRW	710,000,000	597,420
1.715%, 05/09/20	KRW	680,000,000	571,196
Korea Treasury Bond
2.000%, 03/10/21	KRW	4,100,000,000	3,466,830
1.875%, 03/10/22	KRW	2,848,000,000	2,416,298
1.875%, 03/10/24	KRW	2,650,000,000	2,264,859
1.375%, 09/10/21	KRW	4,200,000,000	3,527,274
1.375%, 09/10/24	KRW	4,000,000,000	3,351,416
Mexican Bonos
10.000%, 12/05/24	MXN	1,420,000	85,795
8.000%, 06/11/20	MXN	5,510,000	292,700
8.000%, 12/07/23	MXN	6,700,000	371,059
7.250%, 12/09/21	MXN	84,680,000	4,531,818
6.500%, 06/10/21	MXN	15,720,000	829,573

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount(1)		Value
6.500%, 06/09/22	MXN	63,750,000	$3,362,854
5.750%, 03/05/26	MXN	9,600,000	486,531
Mexico Cetes
16.507%, 04/02/20 (F)	MXN	205,728,000	1,075,684
0.000%, 02/27/20 (F)	MXN	131,047,000	689,867
Norway Government Bond
3.750%, 05/25/21 (B)	NOK	25,909,000	2,905,576
3.000%, 03/14/24 (B)	NOK	8,163,000	949,160
2.000%, 05/24/23 (B)	NOK	15,566,000	1,732,412
1.750%, 03/13/25 (B)	NOK	3,113,000	346,872
Norway Treasury Bill
1.124%, 06/17/20 (B) (F)	NOK	2,672,000	289,113
1.080%, 03/18/20 (B) (F)	NOK	4,571,000	496,205
1.075%, 09/16/20 (B) (F)	NOK	1,146,000	123,597
Oman Government International Bond
3.875%, 03/08/22(B)		200,000	202,000
Qatar Government International Bond
3.875%, 04/23/23(B)		200,000	211,500
Saudi Government International Bond
3.250%, 10/26/26(B)		385,000	405,436
Uruguay Government International Bond
9.875%, 06/20/22 (B)	UYU	2,745,000	72,620
8.500%, 03/15/28 (B)	UYU	6,440,000	151,413

Total Sovereign Debt
(Cost $83,188,101)			75,043,555

U.S. TREASURY OBLIGATIONS — 18.1%

U.S. Treasury Bonds
3.875%, 08/15/40	250,000	334,824
3.750%, 08/15/41	250,000	330,195
3.625%, 08/15/43	250,000	326,455
3.125%, 08/15/44	250,000	303,457
3.000%, 05/15/45	55,000	65,598
3.000%, 02/15/49	250,000	304,453
2.875%, 08/15/45	250,000	292,305
2.750%, 08/15/42	250,000	285,088
2.500%, 02/15/45	250,000	273,047
2.500%, 02/15/46	250,000	273,818
2.375%, 11/15/49	4,680,000	5,060,616
2.250%, 08/15/49	230,000	242,129
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46	607,891	716,528
1.000%, 02/15/49	1,224,536	3,857,090
0.875%, 02/15/47	191,794	221,187
0.250%, 01/15/25	1,889,518	1,932,193
0.250%, 07/15/29	1,258,924	1,307,978
0.125%, 07/15/24	178,733	181,926
0.125%, 10/15/24	962,410	980,459
U.S. Treasury Notes
3.125%, 11/15/28	6,150,000	6,973,283
2.875%, 08/15/28	545,000	605,653
2.750%, 02/15/24	500,000	528,066
2.375%, 05/15/29	955,000	1,026,513
2.250%, 11/15/24	250,000	260,596
2.125%, 12/31/21	273,000	276,946
2.000%, 02/28/21	500,000	502,676
2.000%, 05/31/21	500,000	503,633
2.000%, 08/31/21	500,000	504,766
2.000%, 02/15/25	250,000	257,988
2.000%, 08/15/25	250,000	258,389
1.875%, 08/31/22	500,000	507,070

U.S. TREASURY OBLIGATIONS (continued)
	Face Amount	Value
1.875%, 09/30/22	$500,000	$507,344
1.750%, 02/28/22	500,000	504,199
1.750%, 12/31/24	9,772,000	9,967,440
1.750%, 12/31/26	520,000	530,847
1.750%, 11/15/29	3,230,000	3,297,250
1.625%, 11/30/20	500,000	500,273
1.625%, 12/31/21	3,500,000	3,518,320
1.625%, 02/15/26	250,000	253,272
1.625%, 08/15/29	690,000	696,711
1.500%, 08/31/21	753,000	754,118
1.500%, 09/30/21	900,000	901,652
1.500%, 11/30/21	215,000	215,554
1.500%, 02/28/23	500,000	502,930
1.500%, 11/30/24	4,800,000	4,839,750
1.500%, 08/15/26	250,000	251,260
1.500%, 01/31/27	490,000	492,144
1.375%, 05/31/20	500,000	499,570
1.375%, 01/31/22	865,000	865,743
1.375%, 08/31/23	500,000	501,152
1.375%, 01/31/25	4,300,000	4,309,910
1.125%, 09/30/21	242,000	240,970
United States Treasury Bills
0.154%, 03/19/20 (F)	112,000	111,787
0.154%, 04/16/20 (F)	1,005,000	1,001,890
0.153%, 07/16/20 (F)	600,000	595,917
0.152%, 04/23/20 (F)	290,000	289,016
0.150%, 04/02/20 (F)	445,000	443,899
0.149%, 03/17/20 (F)	3,275,000	3,269,074
0.000%, 02/06/20 (F)	200,000	199,976
0.000%, 02/11/20 (F)	710,000	709,774
Total U.S. Treasury Obligations
(Cost $68,329,917)		70,266,667

ASSET-BACKED SECURITIES — 3.6%

AUTOMOTIVE — 0.4%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	210,983	210,980
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/21(B)	30,000	30,004
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(B)	215,000	221,062
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/23(B)	100,000	103,111
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22(B)	3,838	3,839
Ford Credit Floorplan Master Owner Trust A, Ser 2019-3, Cl A1
2.230%, 09/15/24	1,000,000	1,014,843
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/22	5,992	6,003

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

ASSET-BACKED SECURITIES (continued)
	Face Amount	Value
AUTOMOTIVE (continued)
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.350%, 07/17/23	$10,000	$10,118
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.160%, 11/15/22	75,000	75,265
		1,675,225
CREDIT CARDS — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/24	1,000,000	1,026,796
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	405,000	406,870
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	1,000,000	1,019,168
		2,452,834
MORTGAGE RELATED SECURITIES — 0.3%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
1.801%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	270,935	266,822
Centex Home Equity, Ser 2006-A, Cl AV4
1.911%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	132,846	132,749
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
1.811%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	35,235	35,230
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
2.071%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	287,981	288,223
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
1.861%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	545,619	533,116
		1,256,140
OTHER ASSET-BACKED SECURITIES — 2.2%
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A) (B)	90,931	93,041
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A) (B)	92,410	95,136
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A) (B)	68,548	70,455

ASSET-BACKED SECURITIES (continued)
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47(B)	$257,713	$266,983
Corevest American Finance Trust, Ser 2019-3, Cl A
2.705%, 10/15/52(B)	99,765	101,867
CSMC Trust, Ser 2018-RPL8, Cl A1
4.125%, 07/25/58(A) (B)	558,332	563,516
Invitation Homes Trust, Ser 2018-SFR2, Cl A
2.640%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37(B)	322,242	322,241
Navient Student Loan Trust, Ser 2014-2, Cl A
2.301%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	247,542	242,570
Navient Student Loan Trust, Ser 2014-3, Cl A
2.281%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	259,832	254,928
Navient Student Loan Trust, Ser 2014-4, Cl A
2.281%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	255,973	250,395
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.811%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(B)	300,000	301,597
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.711%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(B)	310,000	310,012
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.611%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(B)	300,000	294,663
Nelnet Student Loan Trust, Ser 2019-4A, Cl A
2.531%, VAR ICE LIBOR USD 1 Month+0.870%, 09/26/67(B)	288,446	288,619
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A
3.660%, 02/20/29(B)	53,859	53,942
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48(B)	182,688	187,192
SLM Student Loan Trust, Ser 2007-2, Cl B
1.964%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	335,745

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

ASSET-BACKED SECURITIES (continued)
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-7, Cl A4
2.124%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	$247,897	$241,785
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.494%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	86,932	87,720
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.894%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	361,004	359,596
SLM Student Loan Trust, Ser 2008-6, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	312,576
SLM Student Loan Trust, Ser 2008-9, Cl A
3.294%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	134,122	134,800
SLM Student Loan Trust, Ser 2011-2, Cl A2
2.861%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	151,880
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.611%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	239,559	236,062
SLM Student Loan Trust, Ser 2014-1, Cl A3
2.261%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	217,220	208,517
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
2.344%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(B)	326,399	320,740
Soundview Home Loan Trust, Ser 2005-2, Cl M5
2.651%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	386,253	389,380
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A) (B)	125,868	126,236
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A) (B)	195,000	205,983
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A) (B)	369,910	374,332
Verizon Owner Trust, Ser 2018-A, Cl B
3.380%, 04/20/23	1,000,000	1,029,801

ASSET-BACKED SECURITIES (continued)
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
1.964%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(B)	$278,262	$267,066
		8,479,376
Total Asset-Backed Securities
(Cost $13,703,325)		13,863,575

MUNICIPAL BONDS — 1.7%

Arkansas — 0.1%
University of Arkansas, Ser S, RB
2.730%, 11/01/31	250,000	261,728

California — 0.4%
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	419,589
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	566,680
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	524,040
		1,510,309
Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	525,665

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	258,690

Montana — 0.1%
Montana State Board of Regents, Ser C, RB
3.225%, 11/15/49	500,000	507,360

New York — 0.2%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	696,640
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	272,077
		968,717
Ohio — 0.1%
University of Cincinnati, Ser B, RB
2.883%, 06/01/32	250,000	258,390

Oregon — 0.1%
State of Oregon Department of Transportation, Ser B, RB
2.951%, 11/15/33	250,000	261,737

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

MUNICIPAL BONDS (continued)
	Face Amount	Value
Pennsylvania — 0.1%
University of Pittsburgh-of the Commonwealth System of Higher Education, RB
3.005%, 09/15/41	$250,000	$258,585

Texas — 0.2%
Austin, Electric Utility Revenue, Ser C, RB
3.566%, 11/15/49	250,000	263,875
Houston, Combined Utility System Revenue, Sub-Ser, RB
3.923%, 11/15/30	250,000	283,552
State of Texas, GO
2.884%, 04/01/33	250,000	262,528
		809,955
Virginia — 0.0%
University of Virginia, RB
3.227%, 09/01/19	175,000	182,413

West Virginia — 0.2%
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	615,245

Total Municipal Bonds
(Cost $5,999,062)		6,418,794

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%

FHLB
4.000%, 09/01/28	315,000	369,422
3.250%, 06/09/28	250,000	278,627
2.875%, 09/11/20	250,000	251,913
2.375%, 09/10/21	250,000	253,414
1.375%, 02/18/21	250,000	249,618
FHLB DN
0.000%, 02/10/12 (F)	620,000	619,837
0.000%, 02/07/20 (F)	200,000	199,970
FHLMC
2.750%, 06/19/23	250,000	261,611
FNMA
2.625%, 09/06/24	250,000	263,843
2.125%, 04/24/26	250,000	259,383
1.875%, 09/24/26	500,000	510,618
1.250%, 05/06/21	250,000	249,535
Tennessee Valley Authority
4.625%, 09/15/60	255,000	378,277
4.250%, 09/15/65	310,000	440,024

Total U.S. Government Agency Obligations
(Cost $4,405,174)		4,586,092

LOAN PARTICIPATION NOTES — 0.4%
	Face Amount	Value
BROADCASTING — 0.0%
Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 1st Lien
4.180%, VAR US LIBOR+2.250%, 09/30/26	$64,838	$65,040

BROADCASTING AND ENTERTAINMENT — 0.0%
Entercom Media Corp., Term B-2 Loan, 1st Lien
4.160%, 11/24/24	78,956	79,384
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
4.313%, VAR US LIBOR+2.000%, 12/17/25	9,540	9,556
		88,940
DIVERSIFIED/CONGLOMERATE SERVICE — 0.1%
frontdoor, inc., Initial Term Loan, 1st Lien
4.145%, VAR ICE LIBOR USD 1 Month+2.000%, 03/01/24	159,850	159,824
Iron Mountain Information Management, LLC, Incremental Term B Loan, 1st Lien
3.799%, VAR US LIBOR+2.250%, 09/26/25	39,963	40,043
		199,867
ELECTRONICS — 0.1%
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
3.395%, VAR US LIBOR+3.000%, 04/16/25	217,768	217,546

HEALTHCARE, EDUCATION AND CHILDCARE — 0.1%
Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien
4.110%, VAR US LIBOR+1.750%, 10/03/25	15,747	15,678
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.420%, VAR US LIBOR+2.750%, 11/27/25	133,410	133,799
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.561%, 11/08/27	50,000	50,235
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
5.304%, VAR US LIBOR+3.500%, 07/13/23	108,875	108,756

		308,468

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

LOAN PARTICIPATION NOTES (continued)
	Face Amount	Value
INSURANCE — 0.0%
USI, Inc., 2019 New Term Loan, 1st Lien
5.945%, 12/02/26	$25,000	$25,141

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 0.0%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.188%, VAR US LIBOR+2.250%, 08/14/25	17,608	17,608

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 0.1%
Altra Industrial Motion Corp., Term Loan, 1st Lien
3.699%, VAR US LIBOR+2.250%, 10/04/23	189,028	189,117

PERSONAL SERVICES — 0.0%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.650%, VAR US LIBOR+2.500%, 04/22/26	109,175	109,214

PERSONAL, FOOD AND MISCELLANEOUS SERVICES — 0.0%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
3.395%, 11/14/26	185,000	184,676

RETAIL STORES — 0.0%
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
3.395%, VAR US LIBOR+2.500%, 01/02/26	113,841	113,462

SERVICE — 0.0%
Kar Auction Services Term Loan B (2019)
3.938%, VAR US LIBOR+2.000%, 09/13/26	29,925	30,125

Total Loan Participation Notes
(Cost $1,543,620)		1,549,204

COMMERCIAL PAPER — 0.1%

UNITED STATES —0.1%
Ford Credit Motor, 0.302%, 7/10/2020	355,000	350,761

Ford Credit Motor, 0.288%, 1/8/2021	215,000	209,201

		559,962
Total Commercial Paper
(Cost $559,627)		559,962

COMMERCIAL PAPER (continued)
Value

Total Investments— 95.5%
(Cost $368,453,027)	$370,174,149

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

A list of the futures contracts held by the Fund at January 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	33	Apr-2020	$7,112,484	$7,139,859	$27,375
U.S. 2-Year Treasury Note	11	Jul-2020	2,381,967	2,384,336	2,369
U.S. 5-Year Treasury Note	54	Apr-2020	6,400,904	6,497,297	96,393
U.S. 5-Year Treasury Note	13	Jul-2020	1,565,073	1,569,445	4,372
U.S. Ultra Long Treasury Bond	7	Mar-2020	1,310,828	1,355,813	44,985
			$18,771,256	$18,946,750	$175,494

A list of the forward foreign currency contracts held by the Fund at January 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

JPMorgan Chase Bank	02/03/20-03/25/20	EUR	13,367,155	USD	11,956,913	$(103,699)
Citigroup	02/03/20-07/31/20	USD	28,818,470	EUR	32,365,241	283,722
JPMorgan Chase Bank	02/04/20-06/02/20	USD	9,689,300	BRL	2,326,613	71,063
Citigroup	02/21/20-08/24/20	JPY	21,657,000	AUD	1,571,038,709	56,350
Citigroup	02/25/20-09/30/20	JPY	9,457,900	EUR	1,124,247,776	(123,599)
JPMorgan Chase Bank	02/26/20-02/26/20	USD	12,117,000	NOK	1,313,717	(3,763)
Citigroup	02/26/20-08/31/20	USD	1,023,163,570	JPY	9,704,175	225,936
Citigroup	02/26/20-08/31/20	JPY	11,788,201	USD	1,243,455,540	(269,637)
JPMorgan Chase Bank	02/26/20	NOK	1,354,543	USD	12,117,000	(37,063)
Citigroup	03/27/20-07/17/20	USD	18,956,392,000	KRW	16,191,317	313,087
Deutsche Bank	04/03/20	SEK	1,392,428	EUR	15,070,250	19,792
Citigroup	04/06/20-10/16/20	USD	159,034,000	MXN	7,742,600	(462,359)
Citigroup	05/08/20	CHF	4,272,836	EUR	4,697,000	142,419
Deutsche Bank	05/26/20-05/27/20	SEK	2,933,920	USD	27,933,757	(16,824)
						$95,425

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2020, is as follows:

Interest Rate Swaps

								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
2.97981	3-MONTH USD - LIBOR	Quarterly	02/20/48	USD	6,234,000	$–	$(1,870,478)	$–	$(1,870,478)
2.7935	3-MONTH USD - LIBOR	Quarterly	03/13/47	USD	1,300,000	–	(325,410)	–	(325,410)
0.5635	GBP LIBOR BBA	Quarterly	11/18/46	USD	3,470,000	–	(539,920)	–	(539,920)
1.667%	3 MONTH USD - LIBOR	Quarterly	01/21/26	USD	1,335,000	–	(11,349)	–	(11,349)
1.675%	3 MONTH USD - LIBOR	Quarterly	01/21/26	USD	2,405,000	(795)	(19,600)	–	(20,395)
3 MONTH USD - LIBOR	0.57325	Semi-Annually	01/21/23	USD	3,280,000	–	21,305	21,305	–
1.58%	3 MONTH USD - LIBOR	Semi-Annually	01/21/23	USD	5,910,000	1,181	39,046	40,227	–
						$386	$(2,706,406)	$61,532	$(2,767,552)

Percentages are based on net assets of $387,437,957.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2020, was $0 and represented 0.0% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2020
(Unaudited)

ARS — Argentine Peso
AUD — Australian Dollar
BADLAR — Buenos Aires Deposits of Large Amount Rate
BBA — British Bankers' Association
BRL — Brazilian Real
Cl — Class
COP — Colombian Peso
DN — Discount Note
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound
GHS — Ghanaian Cedi
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
JPY — Japanese Yen
KRW — Korean Won
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
RB — Revenue Bond
SEK — Swedish Krona
Ser — Series
TBA — To Be Announced
THB — Thai Baht
USD — United States Dollar
ULC — Unlimited Liability Company
UYU — Uruguayan Peso
VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Mortgage-Backed Securities	$—	$104,744,902	$—		$104,744,902
Corporate Obligations	—	93,141,398	—	†	93,141,398
Sovereign Debt	—	75,043,555	—		75,043,555
U.S. Treasury Obligations	—	70,266,667	—		70,266,667
Asset-Backed Securities	—	13,863,575	—		13,863,575
Municipal Bonds	—	6,418,794	—		6,418,794
U.S. Government Agency Obligations	—	4,586,092	—		4,586,092
Loan Participation Notes	—	1,549,204	—		1,549,204
Commercial Paper	—	559,962	—		559,962
Total Investments in Securities	$–	$370,174,149	$—		$370,174,149

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$175,494	$—	$—	$175,494
Forwards Contracts *
Unrealized Appreciation	—	1,112,369	—	1,112,369
Unrealized Depreciation	—	(1,016,944)	—	(1,016,944)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	60,351	—	60,351
Unrealized Depreciation	—	(2,766,757)	—	(2,766,757)
Total Other Financial Instruments	$175,494	$(2,610,981))	$—	$(2,435,487)

† Represents securities in which the fair value is $0.

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2020, there were no transfers in or out of level 3.

Amounts designated as “—”are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.